As filed with the Securities and Exchange Commission on January 29, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00499 and 811-04417


                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          44 Montgomery St. Suite 2100, San Francisco, California 94104
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               (Address of principal executive offices) (Zip code)


                                Stephen C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
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                     (Name and address of agent for service)

                                  (415)398-2727
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               Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments

CALIFORNIA INVESTMENT TRUST

QUARTERLY PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2006

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CALIFORNIA TAX-FREE MONEY MARKET FUND
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PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)

VARIABLE RATE DEMAND NOTES* (73.94%)                                                   PAR VALUE    RATE    MATURITY       VALUE

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds                                                                          1,500,000    3.35%   12/7/2006  $  1,500,000

AZUSA UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding Program                                                 2,000,000    3.30%   12/7/2006     2,000,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2002-B6                                               900,000    3.37%   12/1/2006       900,000
Power Supply Revenue Bonds; Series B5                                                    200,000    3.55%   12/1/2006       200,000
Power Supply Revenue Bonds; Series C-8                                                 2,000,000    3.38%   12/7/2006     2,000,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Hospital; Series B                                                                150,000    3.47%   12/1/2006       150,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Rand Corporation; Series B                                                               480,000    3.47%   12/1/2006       480,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Cathedral High School Project                                                          1,000,000    3.27%   12/6/2006     1,000,000
Certificates of Participation: Sutter Health Group                                     1,000,000    3.37%   12/1/2006     1,000,000
Gemological Institute of America; Special Tax; Series 2001                             2,000,000    3.31%   12/7/2006     2,000,000

CALIFORNIA, STATE OF
General Obligation Bonds; Series 2003C-1                                               2,000,000    3.30%   12/7/2006     2,000,000
General Obligation: Series A-3                                                         1,100,000    3.55%   12/1/2006     1,100,000
Kindergarten-Univ; Series B-3                                                          3,000,000    3.35%   12/1/2006     3,000,000
Series C-2                                                                               440,000    3.55%   12/1/2006       440,000
Series C-3                                                                               900,000    3.55%   12/1/2006       900,000
Series C-6                                                                               100,000    3.47%   12/1/2006       100,000

IRVINE RANCH WATER DISTRICT
Consolidated Series 1991; Districts 105, 250, 290                                        400,000    3.65%   12/1/2006       400,000
District 284; Series A                                                                   100,000    3.55%   12/1/2006       100,000
General Obligation; Consolidated Series                                                  170,000    3.65%   12/1/2006       170,000
General Obligation; Consolidated Series 1993                                             150,000    3.37%   12/1/2006       150,000
Series 105 140 240 & 250                                                                 700,000    3.55%   12/1/2006       700,000
Sewer Bonds; 1988 Series A; District 282                                                 300,000    3.55%   12/1/2006       300,000
Waterworks Bonds; 1998 Series A, District 182                                            500,000    3.55%   12/1/2006       500,000

IRVINE, CITY OF
Assessment District  94-13                                                               200,000    3.37%   12/1/2006       200,000
Assessment District  94-15                                                               800,000    3.35%   12/1/2006       800,000
Assessment District 00-18; Series A                                                    1,410,000    3.35%   12/1/2006     1,410,000
Assessment District 89-10                                                                100,000    3.40%   12/1/2006       100,000
Assessment District 97-16                                                                200,000    3.37%   12/1/2006       200,000

LOS ANGELES COUNTY HOUSING AUTHORITY
Rowland Heights Preservation; Series A                                                 1,400,000    3.42%   12/6/2006     1,400,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                                            2,500,000    3.35%   12/1/2006     2,500,000

LOS ANGELES WASTEWATER SYSTEMS
Series A                                                                               1,000,000    3.30%   12/7/2006     1,000,000
Series B-1                                                                             3,000,000    3.30%   12/7/2006     3,000,000
Series B-2                                                                             5,465,000    3.30%   12/7/2006     5,465,000

LOS ANGELES, COUNTY OF
Pension Obligation, Refunding Bonds                                                      800,000    3.30%   12/6/2006       800,000

LOS ANGLES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds; 1992; Series A                                      3,000,000    3.30%   12/7/2006     3,000,000
Tax Refunding Bonds; Series A                                                            700,000    3.30%   12/6/2006       700,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; Series 2000 B-3                                                     700,000    3.55%   12/1/2006       700,000
Water Revenue Bonds; Series 2001 C-2                                                     600,000    3.47%   12/1/2006       600,000
Water Revenue Refunding Bonds; 1996 Series A                                           1,785,000    3.27%   12/7/2006     1,785,000

NEWPORT BEACH, CITY OF
Hoag Memorial Hospital Presbyterian; Series 1996 Series B                              2,050,000    3.45%   12/1/2006     2,050,000
Hoag Memorial Hospital Presbyterian; Series 1996 Series C                                500,000    3.45%   12/1/2006       500,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC                                                                    1,260,000    3.35%   12/6/2006     1,260,000
Revenue Bonds, Village Niguel, Issue AA of 1985                                        1,900,000    3.35%   12/6/2006     1,900,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation; Series 1993                                   1,300,000    3.37%   12/1/2006     1,300,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; Series A                                                2,000,000    3.30%   12/6/2006     2,000,000

RAMONA UNIFIED SCHOOL DISTRICT
School Facility Program; 2004                                                          2,500,000    3.35%   12/7/2006     2,500,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5, Special Tax                                        2,000,000    3.30%   12/6/2006     2,000,000

SAN FRANCISCO CITY & COUNTY FINANCE CORP.
Moscone Center Expansion Project; Series 2000-3                                        2,215,000    3.27%   12/7/2006     2,215,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                                                1,720,000    3.30%   12/7/2006     1,720,000

TRACY, CITY OF
Sycamore: 7/03                                                                         1,000,000    3.35%   12/7/2006     1,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                                               1,600,000    3.35%   12/1/2006     1,600,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Regional Wastewater Treatment Bonds, 1996                                                400,000    3.37%   12/1/2006       400,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program                                                 2,000,000    3.30%   12/7/2006     2,000,000

                                                                                                                       ------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $67,195,000)                                                                      67,195,000
                                                                                                                       ------------


TAX AND REVENUE ANTICIPATION NOTES (17.72%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
2006-2007; Series A                                                                    2,000,000    4.50%    7/6/2007     2,011,486

CALIFORNIA, STATE OF
Revenue Anticipation Notes                                                             2,000,000    4.50%   6/29/2007     2,012,374

CONTRA COSTA, COUNTY OF
Tax and Revenue Anticipation Notes; Series A                                           2,000,000    4.50%  12/11/2007     2,021,221

FRESNO, COUNTY OF
Tax and Revenue Anticipation Notes                                                     2,000,000    4.50%   6/29/2007     2,010,331

LOS ANGELES, COUNTY OF
Series A                                                                               2,000,000    4.50%   6/29/2007     2,011,111

SACRAMENTO, COUNTY OF
Tax and Revenue Anticipation Notes                                                     2,000,000    4.50%   7/17/2007     2,010,909

SAN DIEGO COUNTY AND SCHOOL DISTRICT
Series A                                                                               2,000,000    4.50%   7/27/2007     2,010,561

SANTA CLARA UNIFIED SCHOOL DISTRICT
Tax and Revenue Anticipation Notes                                                     2,000,000    4.50%    7/2/2007     2,011,048

                                                                                                                       ------------
TOTAL REVENUE ANTICIPATION NOTES (COST $16,099,039)                                                                      16,099,039
                                                                                                                       ------------


COMMERCIAL PAPER (7.98%)

CHINO BASIN
Certificates of Participation                                                          1,000,000    3.36%   1/17/2007     1,000,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Certificates of Participation                                                          2,250,000    3.52%    3/7/2007     2,250,000

RIVERSIDE COUNTY TEETER
Commerical Paper Notes                                                                 2,000,000    3.48%   1/17/2007     2,000,000

UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
Commerical Paper Notes: Series A                                                       2,000,000    3.43%   1/10/2007     2,000,000

                                                                                                                       ------------
TOTAL COMMERCIAL PAPER (COST $7,250,000)                                                                                  7,250,000
                                                                                                                       ------------


TOTAL INVESTMENT (COST $90,544,039) (a) (99.64%)                                                                         90,544,039
OTHER NET ASSETS (0.36%)                                                                                                    329,905
                                                                                                                       ------------
NET ASSETS (100%)                                                                                                      $ 90,873,944
                                                                                                                       ------------

(a)   Aggregate cost for federal income tax purpose is $90,544,039
*     Stated maturity reflects next reset date.

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CALIFORNIA INSURED INTERMEDIATE FUND
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PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)

LONG TERM SECURITIES (96.28%)                                                          PAR VALUE    RATE     MATURITY      VALUE

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A                                                      500,000    5.25%    8/1/2013  $    544,350

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A                                                        500,000    5.25%    6/1/2013       551,105

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                                   500,000    5.60%   10/1/2010       538,010

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A                                          400,000    5.25%    6/1/2011       429,616
Lease Revenue Refunding Bonds; 2001 Series A                                             500,000    5.25%    6/1/2012       544,235

CALIFORNIA, STATE OF
General Obligation Bonds; 1996                                                           500,000    5.20%    6/1/2007       504,325

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                                          300,000    7.25%    8/1/2009       327,972
Water System Improvement Projects; Series 2001A                                          500,000    6.00%    8/1/2012       553,015

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds; Series C                                                 400,000    6.15%    2/1/2009       422,212

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                                       500,000    5.00%    5/1/2012       538,250

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                                       400,000    8.50%    8/1/2007       412,980

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                                  550,000    5.25%    7/1/2012       590,678

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 20025                                                 500,000    5.50%    8/1/2012       552,620

FRESNO, CITY OF
Water System Revenue Refunding; Series A                                                 500,000    6.00%    6/1/2011       552,755

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                                     530,000    5.20%   11/1/2009       550,257

INDUSTRY CITY URBAN DEVELOPMENT AGENCY
2002 Tax Allocation; Refunding, Project 1                                                300,000    5.38%    5/1/2012       304,053

LOS ANGELES , CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001-A                                 500,000    5.00%    2/1/2008       508,955

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; Series A                                                        500,000    5.50%    7/1/2008       515,905

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                                                500,000    5.25%    7/1/2014       536,325

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                                  400,000    6.00%    7/1/2007       405,784
Election of 2004; Series F                                                               500,000    5.00%    7/1/2010       526,435

LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                                                400,000    6.90%   6/30/2008       420,440

MONTEREY, COUNTY OF
Certificates of Participation                                                            600,000    5.25%    8/1/2014       644,304

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2002 Series A                                                  500,000    5.00%    8/1/2012       539,845
2005 General Obligation Refunding Bonds                                                  500,000    5.00%    8/1/2014       550,325

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                                          500,000    5.50%   10/1/2012       552,625

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue Bonds; Series 1998 A                                         500,000    5.50%   2/15/2007       502,075
Measure M Sales Tax Revenue 2nd Series, Series A                                         325,000    5.00%   2/15/2009       335,888

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 1997A                                                  385,000    5.25%    7/1/2012       395,976

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A                                             500,000    5.00%    7/1/2015       550,515

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A                                                  500,000    5.10%   5/15/2010       508,425

SAN FRANCISCO AIRPORT COMMISSION
San Francisco International Airport Revenue Second; Series B                             450,000    5.50%    5/1/2009       467,325

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Water Revenue Refunding Bonds; Series B                                                  500,000    5.00%   11/1/2013       540,965

SANTA CLARA COUNTY FINANCING AUTHORITY
Water Revenue Refunding Bonds; Series B                                                  400,000    5.50%   5/15/2010       426,240

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A                                          500,000    5.50%    1/1/2013       555,820

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O                                                      500,000    5.75%    9/1/2010       540,435

WALNUT, CITY OF
Public Financing Authority Tax Allocation                                                500,000    5.38%    9/1/2013       544,475

                                                                                                                       ------------
TOTAL LONG TERM SECURITIES (Cost $18,330,478)                                                                            18,485,514
                                                                                                                       ------------


VARIABLE RATE DEMAND NOTES* (2.60%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B5                                                    200,000    3.55%   12/1/2006       200,000

IRVINE, CITY OF
Assessment District  94-15                                                               100,000    3.35%   12/1/2006       100,000
Assessment District  94-13                                                               100,000    3.37%   12/1/2006       100,000

IRVINE RANCH WATER DISTRICT
Consolidated Series 1991; Districts 105, 250, 290                                        100,000    3.65%   12/1/2006       100,000

                                                                                                                       ------------
TOTAL VARIABLE RATE DEMAND NOTES (Cost $500,000)                                                                            500,000
                                                                                                                       ------------


TOTAL INVESTMENT (Cost $18,830,478) (a) (98.88%)                                                                         18,985,514
OTHER NET ASSETS (1.12%)                                                                                                    215,096
                                                                                                                       ------------
NET ASSETS (100%)                                                                                                      $ 19,200,610
                                                                                                                       ------------

(a)   Aggregate cost for federal income tax purpose is $18,830,478. At
      05/31/2006, unrealized appreciation (depreciation) of securities is as follows:
Unrealized Appreciation                                                                                                $    218,548
Unrealized (Depreciation)                                                                                                   (63,511)
                                                                                                                       ------------
Net Unrealized Appreciation (Depreciation)                                                                             $    155,036
                                                                                                                       ------------

*     Stated maturity reflects next reset date.

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CALIFORNIA TAX FREE INCOME FUND
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PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)

LONG TERM SECURITIES (95.86%)                                                          PAR VALUE    RATE    MATURITY       VALUE

BAY AREA TOLL AUTHORITY
Series F                                                                                 500,000    5.00%    4/1/2031  $    539,825

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded                             1,695,000    7.00%   12/1/2011     1,960,895
Water System Revenue Bonds, Central Valley J-3; Unrefunded                             2,070,000    7.00%   12/1/2011     2,394,721

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                                    2,500,000    5.25%    1/1/2017     2,609,950
Revenue Bonds (Occidental College); Series 2005A                                       3,165,000    5.00%   10/1/2030     3,391,171
Stanford University Revenue Bonds; Series P                                            3,000,000    5.25%   12/1/2013     3,359,520

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health: Series A                                                             3,000,000    5.00%   8/15/2036     3,155,310
UniHealth America; Certificates of Participation; 1993 Series A                        2,160,000    5.50%   10/1/2014     2,405,009

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series 2004A & B                                              2,000,000    5.00%    7/1/2016     2,126,900
General Obligation Bonds                                                               2,000,000    5.00%    6/1/2033     2,128,120
General Obligation Bonds; 2005                                                         4,000,000    5.00%    5/1/2027     4,259,880
Variable Purpose                                                                       2,000,000    5.00%    3/1/2028     2,142,100

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                                        2,090,000    7.25%    8/1/2009     2,284,872

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E                                                          2,000,000    6.25%   10/1/2012     2,174,720

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001                                                 1,080,000    5.00%    9/1/2016     1,150,805

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover                                                 2,975,000    5.25%    9/1/2023     3,441,510

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation                                                          1,000,000    6.00%    7/1/2012     1,102,930

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C                                                                2,000,000    0.00%    8/1/2027       825,060

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A                                      2,555,000    6.60%    8/1/2016     2,859,173
Series General Obligation Refunding Bonds; 2004 Series A                               2,890,000    5.00%    8/1/2026     3,114,293

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                                           1,015,000    7.30%    9/1/2009     1,114,013

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A                                                          4,000,000    5.00%   12/1/2027     4,254,720

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A                                                     2,500,000    6.00%   8/15/2010     2,716,175

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B                                      3,540,000    6.50%    7/1/2010     3,747,373

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                                2,450,000    6.00%    7/1/2014     2,853,123

LOS ANGELES WASTEWATER SYSTEMS
Series A                                                                               2,000,000    5.00%    6/1/2028     2,065,800

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water System Revenue Bonds, 2005 Series A                                              2,000,000    5.00%    3/1/2016     2,205,480

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                                     1,500,000    6.13%    7/1/2013     1,663,470

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005                                   2,000,000    5.00%    8/1/2028     2,134,960

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                                    2,000,000    5.50%    2/1/2014     2,149,420
Central District Redevelopment Project; Series 2005                                    1,000,000    5.00%    9/1/2022     1,078,770

RIVERSIDE, COUNTY OF
Leasehold Revenue Bonds; 1997 Series C                                                 1,635,000    5.00%    6/1/2008     1,671,084

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005                                                     1,000,000    5.00%    9/1/2030     1,067,090

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A                                                          2,000,000    5.00%   12/1/2036     2,153,300

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN  AUTH.
Special Tax Revenue Bonds; 1996 Series A                                               1,575,000    6.00%    9/1/2016     1,872,486

SAN DIEGO COUNTY AND SCHOOL DISTRICT
Series A                                                                               2,000,000    4.50%   7/27/2007     2,013,880

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                                         2,950,000    6.75%    7/1/2011     3,354,180

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                                1,440,000    5.25%    7/1/2016     1,633,018

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                                  2,500,000    5.70%    8/1/2022     2,700,025

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                                           2,000,000    6.00%  11/15/2012     2,265,620
Lease Revenue Refunding Bonds; 1997 Series A                                           1,750,000    5.75%  11/15/2013     1,989,313

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds                            3,300,000    7.00%    7/1/2010     3,524,070

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                                    1,045,000    7.25%    8/1/2010     1,176,973

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds                                              2,500,000    0.00%    8/1/2029       944,550

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B                                                                1,000,000    5.00%    8/1/2027     1,074,870

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                                           1,815,000    5.00%  11/15/2012     1,959,238

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                                            2,400,000    6.00%    8/1/2011     2,618,736

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                                            3,585,000    6.75%    7/1/2013     4,175,521

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
UC San Diego Medical Center; Series 2000                                               2,500,000    5.13%   12/1/2016     2,659,725

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; Series A                                                      2,000,000    6.25%    1/1/2012     2,160,360

VAL VERDE UNIFIED SCHOOL DISTRICT
School Construction Project; Series B                                                  1,980,000    5.00%    1/1/2024     2,116,996

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A                                                                2,000,000    5.00%    8/1/2030     2,162,300

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B                                    3,595,000    0.00%    9/1/2029     1,347,406

                                                                                                                       ------------
TOTAL LONG TERM SECURITIES (COST $113,118,837)                                                                          120,050,807
                                                                                                                       ------------


VARIABLE RATE DEMAND NOTES* (3.67%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B5                                                  1,300,000    3.55%   12/1/2006     1,300,000

CALIFORNIA, STATE OF
General Obligation: Series A-3                                                         1,500,000    3.55%   12/1/2006     1,500,000
Kindergarten-Univ; Series B-3                                                            200,000    3.35%   12/1/2006       200,000
Series C-3                                                                               800,000    3.55%   12/1/2006       800,000

IRVINE, CITY OF
Assessment District 89-10                                                                100,000    3.40%   12/1/2006       100,000

NEWPORT BEACH, CITY OF
Hoag Memorial Hospital Presbyterian; Series 1996 Series B                                200,000    3.45%   12/1/2006       200,000
Hoag Memorial Hospital Presbyterian; Series 1996 Series C                                400,000    3.45%   12/1/2006       400,000

ORANGE COUNTY SANITATION DISTRICT
Series A                                                                                 100,000    3.37%   12/1/2006       100,000

                                                                                                                       ------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $4,600,000)                                                                        4,600,000
                                                                                                                       ------------


TOTAL INVESTMENT (COST $117,718,837) (a) (99.54%)                                                                       124,650,807
OTHER NET LIABILITIES (0.46%)                                                                                               580,575
                                                                                                                       ------------
NET ASSETS (100%)                                                                                                      $125,231,382
                                                                                                                       ------------

(a)   Aggregate cost for federal income tax purpose is $117,718,837. At
      11/30/2006, unrealized appreciation (depreciation) of securities is as follows:
Unrealized Appreciation                                                                                                $  6,967,038
Unrealized (Depreciation)                                                                                                   (35,068)
                                                                                                                       ------------
Net Unrealized Appreciation (Depreciation)                                                                             $  6,931,970
                                                                                                                       ------------

*     Stated maturity reflects next reset date.

QUARTERLY PORTFOLIO OF INVESTMENTS
November 30, 2006

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)

ASSETS/MORTGAGE BACKED (67.33%)                            Par Value         Rate            Maturity          Value

Government National Mortgage Assoc.                          125,413              6.00%      4/15/2014     $     128,199
Government National Mortgage Assoc.                          189,461              6.00%      4/15/2014           193,671
Government National Mortgage Assoc.                          162,692              6.00%      4/15/2016           166,337
Government National Mortgage Assoc.                          137,556              6.50%      4/15/2016           141,052
Government National Mortgage Assoc.                          121,431              6.00%      5/15/2016           124,151
Government National Mortgage Assoc.                          982,391              5.00%      2/15/2018           978,936
Government National Mortgage Assoc.                          596,100              5.00%      4/15/2018           594,003
Government National Mortgage Assoc.                        1,103,931              5.00%      9/15/2018         1,100,049
Government National Mortgage Assoc.                            9,850             10.00%      9/15/2018            10,999
Government National Mortgage Assoc.                           29,865              9.00%     10/15/2018            32,093
Government National Mortgage Assoc.                        1,191,112              5.00%      1/15/2019         1,186,280
Government National Mortgage Assoc.                        1,523,868              5.00%      2/15/2019         1,517,687
Government National Mortgage Assoc.                        1,456,612              5.00%      7/15/2020         1,450,142
Government National Mortgage Assoc.                          825,023              5.50%      1/15/2025           834,817
Government National Mortgage Assoc.                          970,694              6.00%      1/15/2026           989,064
Government National Mortgage Assoc.                        2,103,010              4.50%     12/20/2034         2,106,093
Government National Mortgage Assoc.                        1,803,064              4.75%      7/20/2035         1,765,619
Government National Mortgage Assoc.                        1,024,923              4.50%      8/20/2035           992,501
Government National Mortgage Assoc.                        3,919,548              5.50%      4/15/2036         3,927,701
                                                                                                           -------------
Total Asset/Mortgage Backed (Cost $18,429,095)                                                                18,239,394
                                                                                                           -------------

GOVERNMENT DEBT (13.42%)

United States Treasury Note                                3,000,000              7.25%      5/15/2016         3,634,455
                                                                                                           -------------
Total Government Debt (Cost $3,596,711 )                                                                       3,634,455
                                                                                                           -------------

SHORT TERM (19.08%)

United States Treasury Bill                                  500,000  4.8980% - 5.2392%     12/14/2006           499,076
United States Treasury Bill                                1,900,000  5.0954% - 5.2388%     12/21/2006         1,894,564
United States Treasury Bill                                  700,000  4.8390% - 5.0930%      1/18/2007           695,441
United States Treasury Bill                                2,100,000  4.9013% - 5.0875%      2/15/2007         2,078,330
                                                                                                           -------------
Total Short Term (Cost $5,167,113)                                                                             5,167,410
                                                                                                           -------------

TOTAL INVESTMENT (Cost $27,192,919) (a) (99.83%)                                                              27,041,259
NET OTHER ASSETS (0.17%)                                                                                          47,971
                                                                                                           -------------
NET ASSETS (100%)                                                                                          $  27,089,230
                                                                                                           -------------

(a)   Aggregate cost for federal income tax purpose is $27,192,919. At
      11/30/2006, unrealized appreciation (depreciation) of securities is as follows:
Unrealized Appreciation                                                                                    $     153,135
Unrealized (Depreciation)                                                                                       (304,795)
                                                                                                           -------------
Net Unrealized Appreciation (Depreciation)                                                                 $    (151,660)
                                                                                                           -------------

--------------------------------------------------------------------------------
THE UNITED STATES TREASURY TRUST
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)

SHORT TERM (100.25%)                                     Par Value         Rate            Maturity          Value

United States Treasury Bill                               26,600,000  4.8319% - 5.0883%      1/18/2007     $  26,428,157
United States Treasury Bill                               12,000,000  4.9528% - 5.0875%      2/15/2007        11,874,501
United States Treasury Bill                               12,800,000  4.8454% - 5.2068%     12/14/2006        12,776,815

TOTAL INVESTMENTS (Cost $51,079,472) (a) (100.25%)                                                            51,079,472
NET OTHER LIABILITIES (-0.25%)                                                                                  (126,449)
                                                                                                           -------------
NET ASSETS (100%)                                                                                          $  50,953,023
                                                                                                           -------------

(a)   Aggregate cost for federal income tax purpose is $51,079,472.

--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)

ASSET/MORTGAGE BACKED (7.33%)                            Par Value         Rate            Maturity          Value

Government National Mortgage Assoc.                          471,604              4.00%      6/20/2034     $     464,313
Government National Mortgage Assoc.                          631,468              4.50%     11/20/2034           629,756
                                                                                                           -------------
TOTAL ASSET/MORTGAGE BACKED (Cost $1,110,727)                                                                  1,094,069
                                                                                                           -------------

GOVERNMENT DEBT (88.07%)

United States Treasury Note                                  600,000              4.75%     11/15/2008           601,805
United States Treasury Note                                1,100,000              3.00%      2/15/2008         1,077,657
United States Treasury Note                                  600,000              2.63%      5/15/2008           583,008
United States Treasury Note                                  200,000              3.25%      8/15/2008           195,578
United States Treasury Note                                  400,000              3.13%      9/15/2008           389,875
United States Treasury Note                                  300,000              3.13%     10/15/2008           292,172
United States Treasury Note                                  400,000              3.38%     12/15/2008           390,813
United States Treasury Note                                  200,000              3.25%      1/15/2009           194,813
United States Treasury Note                                  600,000              2.63%      3/15/2009           575,578
United States Treasury Note                                  500,000              4.00%      6/15/2009           494,063
United States Treasury Note                                1,100,000              3.63%      7/15/2009         1,076,669
United States Treasury Note                                  400,000              3.50%      8/15/2009           389,969
United States Treasury Note                                  200,000              3.38%      9/15/2009           194,172
United States Treasury Note                                1,600,000              3.75%      5/15/2008         1,579,501
United States Treasury Note                                  900,000              4.13%      8/15/2008           892,864
United States Treasury Note                                  300,000              4.38%     11/15/2008           298,781
United States Treasury Note                                  100,000              4.25%     11/30/2007            99,422
United States Treasury Note                                  400,000              4.38%      1/31/2008           398,125
United States Treasury Note                                  500,000              4.50%      2/15/2009           499,376
United States Treasury Note                                  300,000              4.63%      2/29/2008           299,543
United States Treasury Note                                  200,000              4.88%      4/30/2008           200,453
United States Treasury Note                                  600,000              4.88%      5/15/2009           604,852
United States Treasury Note                                  200,000              4.88%      5/31/2008           200,578
United States Treasury Note                                  300,000              5.13%      6/30/2008           302,086
United States Treasury Note                                  900,000              4.88%      8/15/2009           908,087
United States Treasury Note                                  200,000              4.63%      9/30/2008           199,984
United States Treasury Note                                  200,000              4.88%     10/31/2008           200,938
                                                                                                           -------------
Total Government Debt (Cost $13,125,713)                                                                      13,140,761
                                                                                                           -------------

SHORT TERM (4.00%)

United States Treasury Bill                                  400,000  4.8396% - 5.0868%      1/18/2007           397,426
United States Treasury Bill                                  100,000            5.0875%      2/15/2007            98,968
United States Treasury Bill                                  100,000  5.0157% - 5.2133%     12/14/2006            99,816
                                                                                                           -------------
Total Short Term (Cost $596,196)                                                                                 596,210
                                                                                                           -------------

TOTAL INVESTMENTS (Cost $14,832,636) (a) (99.40%)                                                             14,831,040
NET OTHER ASSETS  (0.60%)                                                                                         90,540
                                                                                                           -------------
NET ASSETS (100%)                                                                                          $  14,921,579
                                                                                                           -------------

(a)   Aggregate cost for federal income tax purpose is $14,832,636. At
      11/30/2006, unrealized appreciation (depreciation) of securities is as follows:
Unrealized Appreciation                                                                                    $      44,904
Unrealized Depreciation                                                                                          (46,500)
                                                                                                           -------------
Net Unrealized Appreciation (Depreciation)                                                                 $      (1,596)
                                                                                                           -------------

--------------------------------------------------------------------------------
S&P 500 INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)
COMMON STOCK (96.38%)

Basic Materials (2.64%)                                  Shares        Value
Air Products & Chemicals Inc                               1,887   $    130,467
Alcoa Inc                                                  7,434        231,718
Allegheny Technologies Inc                                   854         76,561
Ashland Inc                                                  631         42,662
Dow Chemical Co/The                                        8,285        331,483
EI Du Pont de Nemours & Co                                 7,923        371,826
Eastman Chemical Co                                          810         48,098
Ecolab Inc                                                 1,753         77,746
Freeport-McMoRan Copper & Gold Inc                         1,812        113,920
Hercules Inc*                                              1,129         21,033
International Flavors & Fragrances Inc                       783         36,887
International Paper Co                                     3,895        128,925
Louisiana-Pacific Corp                                     1,130         23,843
MeadWestvaco Corp                                          1,712         50,504
Newmont Mining Corp                                        3,966        186,045
Nucor Corp                                                 2,704        161,834
PPG Industries Inc                                         1,387         89,184
Phelps Dodge Corp                                          1,784        219,432
Plum Creek Timber Co Inc (REIT)                            1,537         57,269
Praxair Inc                                                2,767        172,661
Rohm & Haas Co                                             1,196         62,455
Sherwin-Williams Co/The                                    1,034         64,677
Sigma-Aldrich Corp                                           627         47,721
Temple-Inland Inc                                          1,152         45,043
United States Steel Corp                                     991         74,117
Weyerhaeuser Co                                            2,267        146,630
                                                                   ------------
Total Basic Materials                                                 3,012,740
                                                                   ------------

Communications (11.05%)
ADC Telecommunications Inc*                                1,162         16,024
AT&T Inc                                                  33,536      1,137,206
Alltel Corp                                                3,496        198,363
Amazon.Com Inc*                                            2,900        116,986
Avaya Inc*                                                 4,387         56,066
BellSouth Corp                                            15,697        699,929
CBS Corp                                                   6,861        204,115
CenturyTel Inc                                             1,054         44,848
Ciena Corp*                                                  821         20,640
Cisco Systems Inc*                                        52,669      1,415,743
Citizens Communications Co                                 3,037         43,034
Clear Channel Communications Inc                           4,300        151,188
Comcast Corp*                                             18,075        731,315
Comverse Technology Inc*                                   1,834         35,800
Corning Inc*                                              13,853        298,671
Walt Disney Co/The                                        18,006        595,098
Dow Jones & Co Inc                                           653         23,567
eBay Inc*                                                 10,303        333,302
Embarq Corp                                                1,381         71,052
Gannett Co Inc                                             2,073        123,385
Google Inc*                                                1,800        872,856
Idearc Inc*                                                1,251         34,462
Interpublic Group of Cos Inc*                              4,290         51,351
JDS Uniphase Corp*                                         1,816         33,560
Juniper Networks Inc*                                      5,200        110,708
Lucent Technologies Inc*                                  41,152        104,938
McGraw-Hill Cos Inc/The                                    3,016        201,016
Meredith Corp                                                427         23,101
Monster Worldwide Inc*                                     1,196         52,205
Motorola Inc                                              21,135        468,563
New York Times Co                                          1,459         35,220
News Corp                                                 20,161        415,317
Omnicom Group Inc                                          1,481        151,299
Qualcomm Inc                                              14,310        523,603
Qwest Communications International Inc*                   13,871        106,668
EW Scripps Co                                                800         39,088
Sprint Nextel Corp                                        25,744        502,265
Symantec Corp*                                             8,568        181,642
Tellabs Inc*                                               4,380         43,975
Time Warner Inc                                           35,121        707,337
Tribune Co                                                 1,608         51,134
Univision Communications Inc*                              2,146         76,376
VeriSign Inc*                                              2,300         60,053
Verizon Communications Inc                                25,043        875,002
Viacom Inc*                                                6,161        231,099
Windstream Corp                                            3,613         50,365
Yahoo! Inc*                                               10,716        289,225
                                                                   ------------
Total Communications                                                 12,608,760
                                                                   ------------

Consumer, Cyclical (8.12%)
Autonation Inc*                                            1,702         35,078
Autozone Inc*                                                460         52,261
Bed Bath & Beyond Inc*                                     2,427         94,046
Best Buy Co Inc                                            3,466        190,526
Big Lots Inc*                                              1,135         25,322
Brunswick Corp                                               956         30,946
CVS Corp                                                   7,050        202,829
Carnival Corp                                              4,038        197,822
Centex Corp                                                1,020         56,447
Circuit City Stores Inc                                    1,466         36,591
Cintas Corp                                                1,157         48,825
Coach Inc*                                                 3,180        137,408
Costco Wholesale Corp                                      4,033        210,765
DR Horton Inc                                              2,596         69,157
Darden Restaurants Inc                                     1,381         55,447
Dillard's Inc                                                852         30,306
Dollar General Corp                                        2,796         43,450
Family Dollar Stores Inc                                   1,287         35,894
Federated Department Stores Inc                            4,940        207,925
Ford Motor Co                                             17,383        141,324
Gap Inc/The                                                4,641         86,880
General Motors Corp                                        4,903        143,315
Genuine Parts Co                                           1,439         67,475
Goodyear Tire & Rubber Co/The*                             1,764         29,723
WW Grainger Inc                                              797         57,671
Harley-Davidson Inc                                        2,264        167,015
Harman International Industries Inc                          600         62,304
Harrah's Entertainment Inc                                 1,735        136,545
Hasbro Inc                                                 1,549         41,436
Hilton Hotels Corp                                         3,084        101,248
Home Depot Inc                                            17,810        676,246
International Game Technology                              3,167        138,651
Johnson Controls Inc                                       1,812        147,370
Jones Apparel Group Inc                                    1,220         40,992
KB Home                                                      776         40,111
Kohl's Corp*                                               2,778        193,349
Leggett & Platt Inc                                        1,920         45,658
Lennar Corp                                                1,300         68,250
Ltd Brands Inc                                             3,233        102,454
Liz Claiborne Inc                                          1,076         45,999
Lowe's Cos Inc                                            13,162        396,966
Marriott International Inc                                 2,918        131,748
Mattel Inc                                                 3,213         70,525
McDonald's Corp                                           10,612        445,386
Navistar International Corp*                                 734         23,481
Newell Rubbermaid Inc                                      2,365         67,379
Nike Inc                                                   1,640        162,278
Nordstrom Inc                                              1,958         95,981
Office Depot Inc*                                          2,643        100,064
OfficeMax Inc                                                700         32,949
Paccar Inc                                                 2,145        140,069
JC Penney Co Inc                                           1,936        149,730
Pulte Homes Inc                                            2,110         71,191
RadioShack Corp                                            1,294         22,684
Sabre Holdings Corp                                        1,363         37,387
Sally Beauty Holdings Inc*                                   754          6,982
Sears Holdings Corp*                                         677        116,051
Southwest Airlines Co                                      6,485        101,879
Staples Inc                                                6,539        166,548
Starbucks Corp*                                            6,548        231,079
Starwood Hotels & Resorts Worldwide Inc                    1,846        118,458
TJX Cos Inc                                                3,910        107,212
Target Corp                                                7,441        432,248
Tiffany & Co                                               1,341         51,535
VF Corp                                                      775         60,752
Wal-Mart Stores Inc                                       21,270        980,547
Walgreen Co                                                8,661        350,684
Wendy's International Inc                                    996         32,440
Whirlpool Corp                                               742         63,293
Wyndham Worldwide Corp*                                    1,809         57,418
Yum! Brands Inc                                            2,468        151,017
                                                                   ------------
Total Consumer, Cyclical                                              9,271,017
                                                                   ------------

Consumer, Non-Cyclical (19.48%)
Abbott Laboratories                                       13,218        616,752
Aetna Inc                                                  4,750        196,223
Alberto-Culver Co                                            754         15,133
Allergan Inc                                               1,279        149,106
Altria Group Inc                                          18,090      1,523,359
AmerisourceBergen Corp                                     1,754         80,666
Amgen Inc*                                                10,125        718,875
Anheuser-Busch Cos Inc                                     6,677        317,224
Apollo Group Inc*                                          1,316         51,048
Archer-Daniels-Midland Co                                  5,877        206,283
Avery Dennison Corp                                          791         53,369
Avon Products Inc                                          4,058        132,453
CR Bard Inc                                                  984         80,973
Barr Pharmaceuticals Inc*                                  1,000         51,080
Bausch & Lomb Inc                                            546         26,437
Baxter International Inc                                   5,631        251,931
Becton Dickinson & Co                                      2,148        154,055
Biomet Inc                                                 2,347         88,740
Biogen Idec Inc*                                           3,156        164,933
H&R Block Inc                                              3,212         77,088
Boston Scientific Corp*                                   10,163        160,779
Bristol-Myers Squibb Co                                   16,957        421,042
Brown-Forman Corp                                            679         47,157
Campbell Soup Co                                           1,775         67,574
Cardinal Health Inc                                        3,492        225,653
Caremark Rx Inc                                            3,702        175,105
Celgene Corp*                                              3,200        178,336
Clorox Co                                                  1,428         91,392
Coca-Cola Co/The                                          17,628        825,519
Coca-Cola Enterprises Inc                                  2,339         47,833
Colgate-Palmolive Co                                       4,425        287,846
ConAgra Foods Inc                                          4,422        113,645
Constellation Brands Inc*                                  1,869         52,295
Convergys Corp*                                            1,500         36,180
Coventry Health Care Inc*                                  1,500         72,195
Dean Foods Co*                                             1,300         55,666
RR Donnelley & Sons Co                                     1,958         69,059
Equifax Inc                                                1,159         44,030
Express Scripts Inc*                                       1,182         80,612
Forest Laboratories Inc*                                   2,726        132,756
Fortune Brands Inc                                         1,341        108,487
General Mills Inc                                          2,999        167,794
Genzyme Corp*                                              2,372        152,757
Gilead Sciences Inc*                                       3,925        258,736
Health Management Associates Inc                           2,507         51,394
HJ Heinz Co                                                2,947        130,994
Hershey Co/The                                             1,533         81,203
Hospira Inc*                                               1,550         50,840
Humana Inc*                                                1,388         75,091
Johnson & Johnson                                         25,215      1,661,921
Kellogg Co                                                 2,122        105,633
Kimberly-Clark Corp                                        4,093        272,062
King Pharmaceuticals Inc*                                  2,430         40,168
Kroger Co/The                                              6,236        133,825
Laboratory Corp of America Holdings*                       1,202         85,102
Estee Lauder Cos Inc/The                                   1,100         45,419
Eli Lilly & Co                                             8,527        456,962
Manor Care Inc                                               638         30,318
McCormick & Co Inc/MD                                      1,375         53,240
McKesson Corp                                              2,557        126,316
Medco Health Solutions Inc*                                2,541        127,584
Medimmune Inc*                                             2,295         75,024
Medtronic Inc                                              9,958        519,111
Merck & Co Inc                                            18,753        834,696
Millipore Corp*                                              423         28,937
Molson Coors Brewing Co                                      350         24,878
Monsanto Co                                                4,920        236,504
Moody's Corp                                               2,175        151,119
Mylan Laboratories Inc                                     2,107         42,751
Patterson Cos Inc*                                         1,300         48,243
Paychex Inc                                                3,099        122,132
Pepsi Bottling Group Inc                                   1,328         41,593
PepsiCo Inc                                               14,202        880,098
Pfizer Inc                                                62,952      1,730,550
Procter & Gamble Co                                       27,437      1,722,769
Quest Diagnostics Inc                                      1,480         78,692
Reynolds American Inc                                      1,470         94,433
Robert Half International Inc                              1,510         58,271
Safeway Inc                                                3,802        117,140
St Jude Medical Inc*                                       3,042        113,375
Sara Lee Corp                                              6,596        109,362
Schering-Plough Corp                                      12,795        281,618
Stryker Corp                                               2,554        132,450
Supervalu Inc                                              1,839         63,004
Sysco Corp                                                 5,349        191,762
Tenet Healthcare Corp*                                     4,695         33,288
Tyson Foods Inc                                            2,300         36,547
UST Inc                                                    1,350         75,573
UnitedHealth Group Inc                                    11,599        569,279
Watson Pharmaceuticals Inc*                                1,136         29,161
WellPoint Inc*                                             5,322        402,716
Western Union Co/The                                       6,840        155,952
Whole Foods Market Inc                                     1,300         63,440
WM Wrigley Jr Co                                           1,958        102,678
Wyeth                                                     11,629        561,448
Zimmer Holdings Inc*                                       2,050        149,568
                                                                   ------------
Total Consumer, Non-Cyclical                                         22,234,404
                                                                   ------------

Energy (9.73%)
Anadarko Petroleum Corp                                    4,118        203,264
Apache Corp                                                2,884        201,678
BJ Services Co                                             2,548         86,046
Baker Hughes Inc                                           2,875        211,111
Chesapeake Energy Corp                                     3,500        119,105
Chevron Corp                                              18,977      1,372,417
ConocoPhillips                                            14,181        954,381
Consol Energy Inc                                          1,600         58,736
Devon Energy Corp                                          3,775        276,972
Dynegy Inc*                                                3,790         25,734
EOG Resources Inc                                          2,186        154,179
El Paso Corp                                               5,972         87,191
Exxon Mobil Corp                                          51,330      3,942,657
Halliburton Co                                             8,862        299,004
Hess Corp                                                  2,193        110,242
Kinder Morgan Inc                                            971        101,906
Marathon Oil Corp                                          3,091        291,729
Murphy Oil Corp                                            1,500         81,420
National Oilwell Varco Inc*                                1,644        109,342
Occidental Petroleum Corp                                  7,610        383,087
Rowan Cos Inc                                              1,121         40,378
Schlumberger Ltd                                          10,200        698,496
Smith International Inc                                    1,700         72,012
Sunoco Inc                                                 1,106         75,385
Valero Energy Corp                                         5,252        289,228
Williams Cos Inc                                           5,123        142,214
XTO Energy Inc                                             3,149        159,339
Nabors Industries Ltd*                                     3,004        101,415
Noble Corp                                                 1,308        101,043
Transocean Inc*                                            2,735        213,193
Weatherford International Ltd*                             3,000        134,730
                                                                   ------------
Total Energy                                                         11,097,637
                                                                   ------------

Financial (20.80%)
BB&T Corp                                                  4,620        198,706
Bank of America Corp                                      39,046      2,102,627
Bank of New York Co Inc/The                                6,538        232,361
Comerica Inc                                               1,531         89,181
Commerce Bancorp Inc/NJ                                    1,700         59,092
Compass Bancshares Inc                                     1,184         67,654
Fifth Third Bancorp                                        4,972        196,046
First Horizon National Corp                                1,238         49,347
Huntington Bancshares Inc/OH                               2,325         56,521
Keycorp                                                    3,487        125,881
M&T Bank Corp                                                659         78,184
Marshall & Ilsley Corp                                     2,248        102,936
Mellon Financial Corp                                      3,600        144,828
National City Corp                                         5,195        187,540
North Fork Bancorporation Inc                              4,063        114,048
Northern Trust Corp                                        1,683         95,864
PNC Financial Services Group Inc                           2,626        185,632
Regions Financial Corp                                     6,285        230,345
State Street Corp                                          2,954        183,532
SunTrust Banks Inc                                         3,246        265,036
Synovus Financial Corp                                     2,906         87,238
US Bancorp                                                15,313        515,129
Wachovia Corp                                             16,531        895,815
Wells Fargo & Co                                          29,048      1,023,652
Zions Bancorporation                                         853         66,739
American Express Co                                       10,491        616,032
Ameriprise Financial Inc                                   2,178        117,830
Bear Stearns Cos Inc/The                                   1,041        158,732
CIT Group Inc                                              1,717         89,301
Capital One Financial Corp                                 2,744        213,703
Chicago Mercantile Exchange Holdings Inc                     300        160,680
Citigroup Inc                                             42,711      2,118,038
Countrywide Financial Corp                                 5,526        219,493
E*Trade Financial Corp*                                    3,742         90,070
Freddie Mac                                                6,009        403,564
Fannie Mae                                                 8,349        476,143
Federated Investors Inc                                      848         28,137
Franklin Resources Inc                                     1,429        152,531
Goldman Sachs Group Inc                                    3,722        725,046
JPMorgan Chase & Co                                       29,924      1,384,883
Janus Capital Group Inc                                    1,777         36,002
Legg Mason Inc                                             1,100        104,896
Lehman Brothers Holdings Inc                               4,786        352,585
Merrill Lynch & Co Inc                                     7,677        671,200
Morgan Stanley                                             9,269        705,927
T Rowe Price Group Inc                                     2,226         96,453
SLM Corp                                                   3,709        170,021
Charles Schwab Corp/The                                    8,895        163,134
Aflac Inc                                                  4,494        198,365
Allstate Corp/The                                          5,385        341,840
AMBAC Financial Group Inc                                  1,027         87,952
American International Group Inc                          22,396      1,574,887
AON Corp                                                   2,684         95,765
Cigna Corp                                                   982        123,781
Chubb Corp                                                 3,556        184,059
Cincinnati Financial Corp                                  1,551         68,678
Genworth Financial Inc                                     3,900        127,920
Hartford Financial Services Group Inc                      2,734        234,468
Lincoln National Corp                                      2,489        158,276
Loews Corp                                                 3,768        150,419
MBIA Inc                                                   1,215         84,625
MGIC Investment Corp                                         844         48,918
Marsh & McLennan Cos Inc                                   4,930        154,901
Metlife Inc                                                6,547        384,505
Principal Financial Group Inc                              2,307        133,229
Progressive Corp/The                                       7,008        158,030
Prudential Financial Inc                                   4,188        341,238
Safeco Corp                                                  987         59,783
St Paul Travelers Cos Inc/The                              5,938        307,648
Torchmark Corp                                               987         62,398
UnumProvident Corp                                         2,983         61,092
ACE Ltd                                                    2,936        166,882
XL Capital Ltd                                             1,649        117,277
Realogy Corp*                                              1,861         48,553
Apartment Investment & Management Co                         795         45,824
Archstone-Smith Trust                                      1,800        107,964
Boston Properties Inc                                      1,000        117,050
Equity Office Properties Trust                             3,057        147,347
Equity Residential                                         2,484        132,298
Kimco Realty Corp                                          1,900         88,122
Prologis                                                   2,148        139,985
Public Storage Inc                                         1,000         96,280
Simon Property Group Inc                                   1,950        198,861
Vornado Realty Trust                                       1,100        138,721
Sovereign Bancorp Inc                                      3,120         77,938
Washington Mutual Inc                                      8,297        362,413
                                                                   ------------
Total Financial                                                      23,736,622
                                                                   ------------

Industrial (10.80%)
Agilent Technologies Inc*                                  3,515        111,918
Allied Waste Industries Inc*                               2,502         31,725
American Power Conversion Corp                             1,724         52,323
American Standard Cos Inc                                  1,457         65,288
Applera Corp - Applied Biosystems Group                    1,572         57,284
Ball Corp                                                    990         42,332
Bemis Co                                                   1,106         37,748
Black & Decker Corp                                          725         62,263
Boeing Co                                                  6,896        610,503
Burlington Northern Santa Fe Corp                          3,082        231,643
CSX Corp                                                   3,918        140,499
Caterpillar Inc                                            5,688        352,827
Cummins Inc                                                  447         53,604
Danaher Corp                                               2,083        152,309
Deere & Co                                                 1,955        187,680
Dover Corp                                                 1,842         92,653
Eastman Kodak Co                                           2,684         69,838
Eaton Corp                                                 1,440        110,995
Emerson Electric Co                                        3,481        301,803
FedEx Corp                                                 2,638        304,504
Fluor Corp                                                   774         67,400
General Dynamics Corp                                      3,502        262,090
General Electric Co                                       89,169      3,145,882
Goodrich Corp                                              1,231         55,395
Honeywell International Inc                                7,097        305,029
ITT Corp                                                   1,598         86,212
Illinois Tool Works Inc                                    3,758        177,378
Jabil Circuit Inc                                          1,699         48,184
L-3 Communications Holdings Inc                            1,134         93,272
Lockheed Martin Corp                                       3,215        290,797
Masco Corp                                                 3,684        105,694
Molex Inc                                                  1,295         41,440
Norfolk Southern Corp                                      3,584        176,512
Northrop Grumman Corp                                      2,931        196,172
Pactiv Corp*                                               1,493         51,434
Pall Corp                                                  1,225         38,453
Parker Hannifin Corp                                       1,073         89,574
PerkinElmer Inc                                            1,321         28,626
Raytheon Co                                                3,948        201,506
Rockwell Automation Inc                                    1,470         95,668
Rockwell Collins Inc                                       1,557         93,934
Ryder System Inc                                             677         35,319
Sanmina-SCI Corp*                                          5,243         19,399
Sealed Air Corp                                              791         47,072
Snap-On Inc                                                  609         28,928
Solectron Corp*                                            9,768         32,527
Stanley Works/The                                            670         34,183
Symbol Technologies Inc                                    2,153         31,907
Tektronix Inc                                                880         26,893
Textron Inc                                                1,233        120,156
Thermo Fisher Scientific Inc*                              3,910        171,375
3M Co                                                      6,454        525,743
Tyco International Ltd                                    17,434        528,076
Union Pacific Corp                                         2,402        217,429
United Parcel Service Inc                                  9,344        728,084
United Technologies Corp                                   8,781        566,638
Vulcan Materials Co                                          968         85,881
Waste Management Inc                                       4,628        169,431
Waters Corp*                                                 883         44,185
Cooper Industries Ltd                                        903         82,570
Ingersoll-Rand Co Ltd                                      2,752        107,356
                                                                   ------------
Total Industrial                                                     12,323,542
                                                                   ------------

Technology (10.35%)
Adobe Systems Inc*                                         5,034        202,014
Advanced Micro Devices Inc*                                4,487         96,785
Affiliated Computer Services Inc*                          1,005         50,803
Altera Corp*                                               3,100         61,659
Analog Devices Inc                                         3,080        100,162
Apple Inc*                                                 7,368        675,498
Applied Materials Inc                                     12,009        215,922
Autodesk Inc*                                              2,088         85,984
Automatic Data Processing Inc                              4,774        230,250
BMC Software Inc*                                          1,733         56,426
Broadcom Corp*                                             4,253        139,626
CA Inc                                                     3,590         77,903
Citrix Systems Inc*                                        1,744         50,123
Computer Sciences Corp*                                    1,490         77,778
Compuware Corp*                                            3,895         32,679
Dell Inc*                                                 19,635        534,857
EMC Corp/Massachusetts*                                   19,860        260,365
Electronic Arts Inc*                                       2,629        146,830
Electronic Data Systems Corp                               4,789        129,973
First Data Corp                                            6,840        172,710
Fiserv Inc*                                                1,468         75,029
Freescale Semiconductor Inc*                               3,539        141,312
Hewlett-Packard Co                                        23,681        934,452
IMS Health Inc                                             1,733         47,606
Intel Corp                                                49,989      1,067,265
International Business Machines Corp                      13,122      1,206,174
Intuit Inc*                                                3,006         94,629
Kla-Tencor Corp                                            1,959        101,222
LSI Logic Corp*                                            3,860         41,148
Lexmark International Inc*                                   856         59,047
Linear Technology Corp                                     2,817         90,538
Maxim Integrated Products Inc                              3,002         94,503
Microsoft Corp                                            74,582      2,187,490
Micron Technology Inc*                                     6,262         91,425
NCR Corp*                                                  1,575         67,583
National Semiconductor Corp                                2,603         62,967
Network Appliance Inc*                                     3,359        131,706
Novell Inc*                                                3,782         23,751
Novellus Systems Inc*                                      1,406         43,895
Nvidia Corp*                                               3,048        112,746
Oracle Corp*                                              34,852        663,234
PMC - Sierra Inc*                                          1,841         14,010
Parametric Technology Corp*                                1,082         20,948
Pitney Bowes Inc                                           2,120         97,711
QLogic Corp*                                               1,486         33,064
SanDisk Corp*                                              1,700         75,480
Sun Microsystems Inc*                                     31,638        171,478
Teradyne Inc*                                              2,030         30,247
Texas Instruments Inc                                     13,183        389,558
Unisys Corp*                                               3,371         24,305
Xilinx Inc                                                 2,904         77,827
Xerox Corp*                                                8,356        137,874
                                                                   ------------
Total Technology                                                     11,808,569
                                                                   ------------

Utilities (3.40%)
AES Corp/The*                                              6,111        142,814
Allegheny Energy Inc*                                      1,381         61,261
Ameren Corp                                                1,912        104,606
American Electric Power Co Inc                             3,369        139,847
CMS Energy Corp*                                           2,062         33,425
Centerpoint Energy Inc                                     2,697         44,096
Consolidated Edison Inc                                    2,227        107,386
Constellation Energy Group Inc                             1,672        114,716
DTE Energy Co                                              1,568         73,837
Dominion Resources Inc/VA                                  3,130        252,716
Duke Energy Corp                                          11,082        351,521
Edison International                                       2,978        136,928
Entergy Corp                                               1,778        162,367
Exelon Corp                                                5,794        351,870
FPL Group Inc                                              3,478        185,377
FirstEnergy Corp                                           2,918        174,613
NiSource Inc                                               2,493         61,477
PG&E Corp                                                  3,092        142,016
PPL Corp                                                   3,332        121,118
Pinnacle West Capital Corp                                   969         47,810
Progress Energy Inc                                        2,285        109,154
Public Service Enterprise Group Inc                        2,191        147,279
Southern Co/The                                            6,412        232,435
TECO Energy Inc                                            1,982         33,674
TXU Corp                                                   3,980        228,412
Xcel Energy Inc                                            3,728         85,595
KeySpan Corp                                               1,600         65,648
Nicor Inc                                                    460         22,793
Peoples Energy Corp                                          383         16,618
Sempra Energy                                              2,396        130,582
                                                                   ------------
Total Utilities                                                       3,881,993
                                                                   ------------
Total Common Stock (Cost $74,284,003)                               109,975,285
                                                                   ------------

Short-Term Investments (3.40%)                        Par Value
United States Treasury Bill 01/18/2007                 3,500,000      3,476,778
United States Treasury Bill 12/14/2006                   400,000        399,257
                                                                   ------------
Total Short-Term Investments (Cost $3,876,036)                        3,876,036
                                                                   ------------

Toal Investments (Cost $78,160,039) (a) (99.77%)                    113,851,321
Net Other Assets (0.23%)                                                259,203
                                                                   ------------
Net Assets (100%)                                                  $114,110,524
                                                                   ------------

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $78,160,039. At 11/30/2006, unrealized appreciation (depreciation) of securities is as follows:
Cost of Investments
Unrealized Appreciation                                            $ 41,756,702
Unrealized (Depreciation)                                            (6,023,948)
                                                                   ------------
Net Unrealized Appreciation (Depreciation)                         $ 35,732,754
                                                                   ------------

Dec 06 S&P 500 INDEX FUTURES HELD                             12
Unrealized Appreciation (Depreciation)              $     41,471

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)
COMMON STOCK (103.26%)

Basic Materials (4.29%)                                  Shares        Values
Airgas Inc                                                11,848   $    504,132
Albemarle Corp                                             5,986        417,464
Bowater Inc                                                8,500        185,300
Cabot Corp                                                 9,635        396,288
Chemtura Corp                                             36,500        353,320
Cytec Industries Inc                                       6,264        334,059
FMC Corp                                                   5,934        420,602
Ferro Corp                                                 6,436        134,255
Glatfelter                                                 7,014        103,947
Longview Fibre Co                                          9,958        207,326
Lubrizol Corp                                             10,401        492,383
Lyondell Chemical Co                                      31,954        789,264
Minerals Technologies Inc                                  3,079        175,010
Olin Corp                                                 11,342        189,752
Potlatch Corp                                              5,863        244,428
RPM International Inc                                     18,083        364,734
Rayonier Inc                                              11,596        483,553
Reliance Steel & Aluminum Co                               9,700        373,353
Sensient Technologies Corp                                 7,064        168,335
Steel Dynamics Inc                                        13,982        454,695
Valspar Corp                                              15,448        432,235
                                                                   ------------
Total Basic Materials                                                 7,224,435
                                                                   ------------

Communications (4.83%)
Adtran Inc                                                 9,817        213,912
Andrew Corp*                                              24,200        241,274
Avocent Corp*                                              7,775        270,415
Belo Corp                                                 13,313        242,297
Catalina Marketing Corp                                    5,581        136,567
Checkfree Corp*                                           13,494        564,184
Cincinnati Bell Inc*                                      39,100        176,732
CommScope Inc*                                             9,175        276,810
Entercom Communications Corp                               4,243        114,349
F5 Networks Inc*                                           6,301        471,378
Harris Corp                                               20,274        853,738
Harte-Hanks Inc                                            7,584        196,426
Lee Enterprises Inc                                        7,207        208,282
McAfee Inc*                                               24,235        707,904
Media General Inc                                          3,793        140,151
Newport Corp*                                              5,975        129,837
Plantronics Inc                                            7,361        154,581
Polycom Inc*                                              13,723        395,771
Powerwave Technologies Inc*                               19,748        126,585
RF Micro Devices Inc*                                     30,036        231,578
Reader's Digest Association Inc/The                       14,639        245,203
Scholastic Corp*                                           4,026        134,146
Telephone & Data Systems Inc                              15,793        815,866
3Com Corp*                                                61,772        258,825
Utstarcom Inc*                                            16,100        142,968
Washington Post Co/The                                       835        613,642
Westwood One Inc                                          10,673         70,335
                                                                   ------------
Total Communications                                                  8,133,755
                                                                   ------------

Consumer, Cyclical (15.16%)
Abercrombie & Fitch Co                                    13,375        902,010
Advance Auto Parts Inc                                    15,948        567,749
Aeropostale Inc*                                           8,052        243,492
Airtran Holdings Inc*                                     14,141        175,773
Alaska Air Group Inc*                                      6,245        256,857
American Eagle Outfitters                                 20,306        917,425
AnnTaylor Stores Corp*                                    11,087        382,502
Applebees International Inc                               11,264        256,256
ArvinMeritor Inc                                          11,108        192,279
BJ's Wholesale Club Inc*                                   9,826        317,380
Bandag Inc                                                 1,801         79,568
Barnes & Noble Inc                                         7,763        310,675
Beazer Homes USA Inc                                       6,000        273,960
Bob Evans Farms Inc                                        5,516        187,379
Borders Group Inc                                          9,465        216,749
BorgWarner Inc                                             8,727        504,421
Boyd Gaming Corp                                           6,437        272,607
Brinker International Inc                                 12,542        570,285
CBRL Group Inc                                             4,929        211,405
CDW Corp                                                   9,076        639,858
Callaway Golf Co                                           9,526        140,699
Carmax Inc*                                               16,138        744,607
Charming Shoppes Inc*                                     18,600        251,658
Cheesecake Factory/The*                                   11,971        331,597
Chico's FAS Inc*                                          26,696        634,030
Claire's Stores Inc                                       14,450        461,100
Coldwater Creek Inc*                                       9,100        228,865
Copart Inc*                                               11,034        333,337
Dollar Tree Stores Inc*                                   15,445        463,504
Fastenal Co                                               19,038        685,178
Foot Locker Inc                                           23,593        540,280
Furniture Brands International Inc                         7,364        126,808
GameStop Corp*                                            11,400        638,970
HNI Corp                                                   7,607        356,312
Hanesbrands Inc*                                          14,400        351,216
Hovnanian Enterprises Inc*                                 5,759        204,502
Ingram Micro Inc*                                         21,000        427,980
International Speedway Corp                                5,433        281,592
JetBlue Airways Corp*                                     26,646        363,984
Lear Corp                                                 10,272        317,918
MDC Holdings Inc                                           5,200        297,076
MSC Industrial Direct Co                                   8,300        322,953
Macrovision Corp*                                          8,061        222,887
Herman Miller Inc                                          9,988        350,679
Modine Manufacturing Co                                    5,317        130,798
Mohawk Industries Inc*                                     8,087        626,176
99 Cents Only Stores*                                      7,381         81,560
OSI Restaurant Partners Inc                               11,275        440,853
O'Reilly Automotive Inc*                                  17,198        544,661
Oshkosh Truck Corp                                        11,200        537,712
Pacific Sunwear Of California*                            10,538        207,388
Payless Shoesource Inc*                                   10,016        312,399
PetSmart Inc                                              21,189        626,771
Pier 1 Imports Inc                                        13,956         92,807
Polo Ralph Lauren Corp                                     9,400        735,080
Regis Corp                                                 6,909        264,684
Ross Stores Inc                                           21,424        663,930
Ruby Tuesday Inc                                           9,222        248,902
Ryland Group Inc                                           6,633        349,891
Saks Inc                                                  20,765        426,098
Scientific Games Corp*                                    10,100        293,405
Tech Data Corp*                                            8,352        349,281
Thor Industries Inc                                        5,515        249,609
Timberland Co*                                             7,782        243,188
Toll Brothers Inc*                                        19,142        616,372
Urban Outfitters Inc*                                     17,524        390,435
Williams-Sonoma Inc                                       17,264        547,614
                                                                   ------------
Total Consumer, Cyclical                                             25,535,972
                                                                   ------------

Consumer, Non-Cyclical (16.99%)
Adesa Inc                                                 13,653        360,712
Advanced Medical Optics Inc*                               9,044        316,630
Affymetrix Inc*                                           10,300        260,590
American Greetings Corp                                    8,649        205,933
Apria Healthcare Group Inc*                                6,872        171,594
Avis Budget Group Inc                                     15,200        310,992
Banta Corp                                                 3,640        131,841
Beckman Coulter Inc                                        9,387        557,118
Blyth Inc                                                  4,097        104,146
Career Education Corp*                                    14,378        363,045
Cephalon Inc*                                              9,205        689,086
Charles River Laboratories International Inc*             10,419        434,993
ChoicePoint Inc*                                          12,710        467,474
Church & Dwight Co Inc                                     9,809        411,095
Community Health Systems Inc*                             14,398        503,930
Corinthian Colleges Inc*                                  13,615        175,634
Corporate Executive Board Co                               6,118        578,885
Covance Inc*                                               9,720        581,936
Cytyc Corp*                                               17,118        448,834
Deluxe Corp                                                8,036        197,846
Dentsply International Inc                                23,378        746,460
DeVry Inc                                                  9,001        236,006
Edwards Lifesciences Corp*                                 8,839        405,180
Gartner Inc*                                               8,831        170,262
Gen-Probe Inc*                                             7,875        383,828
Hansen Natural Corp*                                       9,200        258,796
Health Net Inc*                                           17,559        810,172
Hillenbrand Industries Inc                                 9,317        539,082
Hormel Foods Corp                                         11,148        422,286
ITT Educational Services Inc*                              4,992        342,301
Intuitive Surgical Inc*                                    5,651        574,255
Invitrogen Corp*                                           8,140        447,863
Kelly Services Inc                                         3,006         87,595
Korn/Ferry International*                                  6,830        159,207
Laureate Education Inc*                                    7,897        410,407
LifePoint Hospitals Inc*                                   8,693        301,734
Lincare Holdings Inc*                                     14,256        537,024
MPS Group Inc*                                            16,086        241,129
Manpower Inc                                              13,187        936,277
Martek Biosciences Corp*                                   5,056        123,872
Medicis Pharmaceutical Corp                                8,300        306,104
Millennium Pharmaceuticals Inc*                           47,916        539,055
MoneyGram International Inc                               12,835        391,468
Navigant Consulting Inc*                                   7,700        146,685
Omnicare Inc                                              18,430        731,487
PDL BioPharma Inc*                                        17,408        395,336
Par Pharmaceutical Cos Inc*                                5,482        108,105
PepsiAmericas Inc                                          9,593        199,918
Perrigo Co                                                11,559        193,613
Pharmaceutical Product Development Inc                    15,600        492,804
Psychiatric Solutions Inc*                                 8,100        294,759
Quanta Services Inc*                                      18,028        330,453
Rent-A-Center Inc/TX*                                     10,543        288,246
Resmed Inc*                                               11,500        575,000
Rollins Inc                                                4,584        100,435
Ruddick Corp                                               5,308        147,987
Henry Schein Inc*                                         13,392        690,090
Scotts Miracle-Gro Co/The                                  7,160        354,205
Sepracor Inc*                                             16,538        922,986
Smithfield Foods Inc*                                     15,060        397,283
JM Smucker Co/The                                          8,668        416,757
Sotheby's                                                  8,443        262,493
STERIS Corp                                                9,796        252,149
Techne Corp*                                               5,954        320,147
Tootsie Roll Industries Inc                                4,009        130,092
Triad Hospitals Inc*                                      13,292        565,176
Tupperware Brands Corp                                     9,257        196,526
United Rentals Inc*                                       10,043        251,678
Universal Corp/Richmond VA                                 4,144        192,986
Universal Health Services Inc                              8,652        477,677
VCA Antech Inc*                                           12,629        407,159
Valassis Communications Inc*                               7,692        118,918
Valeant Pharmaceuticals International                     14,117        237,024
Varian Medical Systems Inc*                               19,739        971,554
Vertex Pharmaceuticals Inc*                               18,386        814,500
                                                                   ------------
Total Consumer, Non-Cyclical                                         28,626,903
                                                                   ------------

Diversified (0.40%)
Leucadia National Corp                                    24,670        680,645
                                                                   ------------
Total Diversified                                                       680,645
                                                                   ------------

Energy (10.62%)
Arch Coal Inc                                             21,820        783,338
Cameron International Corp*                               16,912        918,660
Denbury Resources Inc*                                    18,132        532,174
ENSCO International Inc                                   23,291      1,207,871
Equitable Resources Inc                                   18,316        794,548
FMC Technologies Inc*                                     10,360        621,704
Forest Oil Corp*                                           8,259        293,525
Grant Prideco Inc*                                        19,838        869,301
Hanover Compressor Co*                                    15,681        309,700
Helmerich & Payne Inc                                     15,928        423,207
National Fuel Gas Co                                      12,702        481,406
Newfield Exploration Co*                                  19,836        987,238
Noble Energy Inc                                          26,818      1,434,763
Patterson-UTI Energy Inc                                  25,204        698,403
Peabody Energy Corp                                       40,100      1,845,001
Pioneer Natural Resources Co                              18,930        824,402
Plains Exploration & Production Co*                       11,668        549,329
Pogo Producing Co                                          8,842        467,919
Pride International Inc*                                  24,780        800,146
Questar Corp                                              13,008      1,121,940
Quicksilver Resources Inc*                                 8,584        363,189
Southwestern Energy Co*                                   25,500      1,074,315
Tidewater Inc                                              8,897        492,271
                                                                   ------------
Total Energy                                                         17,894,349
                                                                   ------------

Financial (16.67%)
AMB Property Corp                                         13,392        820,528
American Financial Group Inc/OH                            7,055        368,342
AmeriCredit Corp*                                         18,993        445,386
Associated Banc-Corp                                      20,023        665,565
Astoria Financial Corp                                    13,082        391,152
Bank of Hawaii Corp                                        7,621        393,472
WR Berkley Corp                                           25,569        897,728
Brown & Brown Inc                                         17,664        512,256
Cathay General Bancorp                                     8,000        274,880
City National Corp/Beverly Hills CA                        6,150        417,093
Colonial BancGroup Inc/The                                23,537        574,303
Cullen/Frost Bankers Inc                                   8,458        460,961
Developers Diversified Realty Corp                        16,676      1,080,271
Eaton Vance Corp                                          19,282        615,096
AG Edwards Inc                                            11,608        671,523
Fidelity National Financial Inc                           33,322        754,410
First American Corp                                       14,683        566,911
First Niagara Financial Group Inc                         16,734        240,468
FirstMerit Corp                                           12,123        287,315
Arthur J Gallagher & Co                                   14,722        431,207
Greater Bay Bancorp                                        8,051        207,233
HCC Insurance Holdings Inc                                16,892        509,969
Hanover Insurance Group Inc/The                            7,707        365,158
Highwoods Properties Inc                                   8,559        349,207
Horace Mann Educators Corp                                 6,562        132,684
Hospitality Properties Trust                              11,361        570,209
IndyMac Bancorp Inc                                       10,227        469,931
Investors Financial Services Corp                          9,981        396,944
Jefferies Group Inc                                       15,328        444,359
Liberty Property Trust                                    13,628        697,890
Macerich Co/The                                           10,941        935,127
Mack-Cali Realty Corp                                      9,477        517,823
Mercantile Bankshares Corp                                19,071        869,828
Mercury General Corp                                       5,400        288,630
New Plan Excel Realty Trust                               15,955        454,558
New York Community Bancorp Inc                            39,434        637,253
Ohio Casualty Corp                                         9,369        273,668
Old Republic International Corp                           34,895        786,882
PMI Group Inc/The                                         13,114        567,967
Protective Life Corp                                      10,618        501,382
Radian Group Inc                                          12,370        658,208
Raymond James Financial Inc                               14,010        441,455
Regency Centers Corp                                      10,459        826,052
SVB Financial Group*                                       5,220        247,846
Stancorp Financial Group Inc                               8,234        373,906
TCF Financial Corp                                        17,128        447,383
United Dominion Realty Trust Inc                          20,459        687,013
Unitrin Inc                                                6,251        305,799
Waddell & Reed Financial Inc                              12,904        321,697
Washington Federal Inc                                    13,198        306,722
Webster Financial Corp                                     8,567        409,246
Weingarten Realty Investors                               11,987        572,020
Westamerica Bancorporation                                 4,720        233,782
Wilmington Trust Corp                                     10,406        432,473
Everest Re Group Ltd                                       9,820        966,386
                                                                   ------------
Total Financial                                                      28,075,554
                                                                   ------------

Industrial (15.79%)
AGCO Corp*                                                13,848        432,473
Alexander & Baldwin Inc                                    6,522        287,946
Alliance Data Systems Corp*                               10,116        654,606
Alliant Techsystems Inc*                                   5,272        407,578
Ametek Inc                                                16,140        526,325
Amphenol Corp                                             13,576        924,933
Arrow Electronics Inc*                                    18,583        590,196
Avnet Inc*                                                19,398        480,876
Brink's Co/The                                             7,213        404,938
CH Robinson Worldwide Inc                                 26,302      1,157,288
Carlisle Cos Inc                                           4,658        381,444
Commercial Metals Co                                      18,200        528,710
Con-way Inc                                                7,252        334,462
Crane Co                                                   7,909        301,333
DRS Technologies Inc                                       6,100        303,109
Donaldson Co Inc                                          10,828        379,088
Dycom Industries Inc*                                      6,201        126,004
Energizer Holdings Inc*                                    8,689        574,256
Expeditors International Washington Inc                   32,388      1,465,233
Federal Signal Corp                                        7,404        120,093
Florida Rock Industries Inc                                7,500        337,800
Flowserve Corp*                                            8,593        462,647
GATX Corp                                                  8,018        370,271
Gentex Corp                                               22,270        369,014
Graco Inc                                                 10,249        428,101
Granite Construction Inc                                   5,096        262,954
Harsco Corp                                                6,327        493,696
Hubbell Inc                                                9,223        483,746
JB Hunt Transport Services Inc                            16,152        353,567
Jacobs Engineering Group Inc*                              8,932        749,127
Joy Global Inc                                            18,050        792,395
Kemet Corp*                                               13,751        101,070
Kennametal Inc                                             5,827        355,913
Lancaster Colony Corp                                      3,589        153,394
Lincoln Electric Holdings Inc                              6,500        395,525
Martin Marietta Materials Inc                              6,876        682,856
Mine Safety Appliances Co                                  4,600        166,106
Nordson Corp                                               5,352        258,448
Overseas Shipholding Group                                 4,484        258,099
Packaging Corp of America                                 12,325        277,929
Pentair Inc                                               15,395        490,485
Plexus Corp*                                               7,012        169,340
Precision Castparts Corp                                  20,524      1,548,741
Republic Services Inc                                     17,403        721,876
Roper Industries Inc                                      13,200        677,292
SPX Corp                                                   8,773        536,118
Sequa Corp*                                                1,059        120,567
Sonoco Products Co                                        15,051        556,736
Stericycle Inc*                                            6,730        487,387
Swift Transportation Co Inc*                               8,157        231,414
Teleflex Inc                                               6,112        395,019
Timken Co                                                 14,300        425,282
Trinity Industries Inc                                    12,086        456,851
Varian Inc*                                                4,671        205,898
Vishay Intertechnology Inc*                               28,021        367,075
Werner Enterprises Inc                                     7,985        148,920
Worthington Industries Inc                                11,493        212,621
YRC Worldwide Inc*                                         8,700        337,125
Zebra Technologies Corp*                                  10,784        376,685
                                                                   ------------
Total Industrial                                                     26,598,982
                                                                   ------------

Technology (10.88%)
Activision Inc*                                           37,462        638,727
Acxiom Corp                                               10,266        255,829
Advent Software Inc*                                       3,109        113,665
Atmel Corp*                                               64,992        328,860
BISYS Group Inc/The*                                      19,125        229,309
CSG Systems International Inc*                             7,566        209,805
Cadence Design Systems Inc*                               42,561        782,271
Ceridian Corp*                                            21,086        516,818
Cognizant Technology Solutions Corp*                      21,349      1,741,224
Cree Inc*                                                 12,081        239,083
Cypress Semiconductor Corp*                               21,479        373,520
DST Systems Inc*                                           8,868        553,363
Diebold Inc                                                9,958        458,068
Dun & Bradstreet Corp*                                     9,557        785,777
Fair Isaac Corp                                            9,498        395,307
Fairchild Semiconductor International Inc*                18,560        302,899
Fidelity National Information Services Inc                24,263        968,094
Jack Henry & Associates Inc                               12,101        264,770
Imation Corp                                               5,529        256,048
Integrated Device Technology Inc*                         30,277        499,571
International Rectifier Corp*                             10,855        434,200
Intersil Corp                                             21,284        527,205
Lam Research Corp*                                        21,554      1,133,740
Lattice Semiconductor Corp*                               17,999        122,213
MEMC Electronic Materials Inc*                            25,300      1,006,940
McData Corp*                                              23,849        149,533
Mentor Graphics Corp*                                     12,132        205,152
Micrel Inc*                                                8,945        103,315
Microchip Technology Inc                                  32,596      1,111,850
National Instruments Corp                                  8,825        256,631
Palm Inc*                                                 15,700        219,957
SEI Investments Co                                         9,611        559,264
SRA International Inc*                                     5,900        172,162
Semtech Corp*                                             11,712        153,661
Silicon Laboratories Inc*                                  8,536        275,030
Sybase Inc*                                               13,571        324,890
Synopsys Inc*                                             21,375        546,131
Transaction Systems Architects Inc*                        5,905        199,766
Triquint Semiconductor Inc*                               21,558        108,652
Western Digital Corp*                                     33,467        686,743
Wind River Systems Inc*                                   11,457        122,704
                                                                   ------------
Total Technology                                                     18,332,747
                                                                   ------------

Utilities (7.63%)
AGL Resources Inc                                         11,846        455,005
Alliant Energy Corp                                       17,832        693,665
Aqua America Inc                                          19,921        476,311
Aquila Inc*                                               56,770        260,007
Black Hills Corp                                           5,271        188,227
DPL Inc                                                   17,280        483,149
Duquesne Light Holdings Inc                               12,335        249,167
Energy East Corp                                          22,442        548,258
Great Plains Energy Inc                                   12,168        384,630
Hawaiian Electric Industries Inc                          12,309        333,082
Idacorp Inc                                                6,734        269,293
MDU Resources Group Inc                                   27,321        719,635
Northeast Utilities                                       23,362        654,837
NSTAR                                                     16,186        569,423
OGE Energy Corp                                           13,800        541,236
Oneok Inc                                                 16,434        710,606
PNM Resources Inc                                         10,582        324,867
Pepco Holdings Inc                                        28,996        743,167
Puget Energy Inc                                          17,687        439,345
SCANA Corp                                                17,641        727,868
Sierra Pacific Resources*                                 33,519        550,382
Thomas & Betts Corp*                                       7,939        411,796
Vectren Corp                                              11,615        331,608
WGL Holdings Inc                                           7,705        254,650
WPS Resources Corp                                         6,554        342,709
Westar Energy Inc                                         13,285        353,248
Wisconsin Energy Corp                                     17,752        830,439
                                                                   ------------
Total Utilies                                                        12,846,610
                                                                   ------------
Total Common Stock (Cost $125,404,640)                              173,949,953
                                                                   ------------

Short-Term Investments (2.49%)                        Par Value
United States Treasury Bill 12/14/2006                 4,200,000      4,192,323
                                                                   ------------
Total Short-Term Investments (Cost $4,192,323)                        4,192,323
                                                                   ------------

Total Investments (Cost$129,596,963) (a) (105.75%)                  178,142,275
Net Other Liabilities (-5.75%)                                       (9,686,497)
                                                                   ------------
Net Assets (100%)                                                  $168,455,778
                                                                   ------------

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $129,596,963. At 11/30/2006, unrealized appreciation (depreciation) of securities is as follows:
Cost of Investments
Unrealized Appreciation                                            $ 54,723,347
Unrealized (Depreciation)                                            (6,091,779)
                                                                   ------------
Net Unrealized Appreciation (Depreciation)                         $ 48,631,567
                                                                   ------------

Dec 06 S&P MIDCAP MINI FUTURES HELD                           54
Unrealized Appreciation (Depreciation)                  $ 86,255

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)
COMMON STOCK (100.30%)

Basic Materials (4.00%)                                  Shares        Value
AMCOL International Corp                                   1,466   $     40,696
Arch Chemicals Inc                                         1,194         39,283
Brush Engineered Materials Inc*                            1,069         37,864
Buckeye Technologies Inc*                                  1,716         20,146
Cabot Microelectronics Corp*                               1,300         41,145
Caraustar Industries Inc*                                  1,296         10,174
Carpenter Technology Corp                                  1,424        152,097
Century Aluminum Co*                                       1,151         49,090
Chaparral Steel Co                                         2,572        119,598
Cleveland-Cliffs Inc                                       2,292        110,108
Deltic Timber Corp                                           590         31,335
HB Fuller Co                                               3,324         86,657
Georgia Gulf Corp                                          1,993         40,597
MacDermid Inc                                              1,555         50,771
Material Sciences Corp*                                      683          8,237
OM Group Inc*                                              1,455         68,458
Omnova Solutions Inc*                                      1,854          8,862
Penford Corp                                                 400          6,608
PolyOne Corp*                                              5,408         41,533
Pope & Talbot Inc*                                           726          3,637
Quaker Chemical Corp                                         439          9,171
RTI International Metals Inc*                              1,366        103,338
Rock-Tenn Co                                               1,817         45,788
Ryerson Inc                                                1,452         32,322
Schulman A Inc                                             1,547         35,256
Schweitzer-Mauduit International Inc                         770         19,088
Steel Technologies Inc                                       654         11,282
Wausau Paper Corp                                          2,594         38,806
Wellman Inc                                                1,480          5,210
                                                                   ------------
Total Basic Materials                                                 1,267,156
                                                                   ------------

Communications (3.98%)
Adaptec Inc*                                               5,637         24,577
Advo Inc                                                   1,857         55,079
Aeroflex Inc*                                              3,808         45,924
Anixter International Inc*                                 1,885        110,499
Applied Signal Technology Inc                                560          8,870
Audiovox Corp*                                             1,050         14,543
Black Box Corp                                               903         38,666
Blue Coat Systems Inc*                                       700         17,878
C-COR Inc*                                                 2,207         22,070
Commonwealth Telephone Enterprises Inc                     1,151         47,962
Comtech Telecommunications Corp*                           1,000         35,520
Digital Insight Corp*                                      1,774         67,696
Digitas Inc*                                               5,000         54,100
Ditech Networks Inc*                                       1,700         11,900
4Kids Entertainment Inc*                                     613         10,991
General Communication Inc*                                 2,942         44,895
Harmonic Inc*                                              3,354         26,664
Infospace Inc*                                             1,400         27,510
inVentiv Health Inc*                                       1,600         48,496
j2 Global Communications Inc*                              2,976         83,120
MIVA Inc*                                                  1,508          5,157
Netgear Inc*                                               1,900         49,400
Network Equipment Technologies Inc*                        1,066          6,535
Novatel Wireless Inc*                                      1,500         14,160
PC-Tel Inc*                                                  942          9,119
Radio One Inc*                                             4,400         28,556
Secure Computing Corp*                                     3,100         20,119
Stamps.com Inc*                                            1,100         17,171
SYKES Enterprises Inc*                                     1,600         27,568
Symmetricom Inc*                                           2,100         18,417
Tollgrade Communications Inc*                                630          5,525
Tronox Inc                                                 2,300         34,201
United Online Inc                                          3,500         47,005
Viasat Inc*                                                1,352         36,004
WebEx Communications Inc*                                  2,060         73,954
Websense Inc*                                              2,754         70,365
                                                                   ------------
Total Communications                                                  1,260,216
                                                                   ------------

Consumer, Cyclical (17.00%)
ASV Inc*                                                     900         13,446
Angelica Corp                                                425          9,308
Arctic Cat Inc                                             1,013         16,775
Ashworth Inc*                                                600          4,200
Aztar Corp*                                                2,072        111,743
Bassett Furniture Industries Inc                             556          9,841
Bell Microproducts Inc*                                    1,276          8,779
Brightpoint Inc*                                           2,880         39,773
Brown Shoe Co Inc                                          1,397         66,274
Building Materials Holding Corp*                           1,680         41,395
CEC Entertainment Inc*                                     1,917         76,316
CKE Restaurants Inc                                        3,700         68,228
Casey's General Stores Inc                                 2,965         73,799
Cash America International Inc                             1,744         76,980
Cato Corp/The                                              1,862         44,204
Champion Enterprises Inc*                                  4,414         41,271
Childrens Place Retail Stores Inc/The*                     1,278         82,457
Christopher & Banks Corp                                   1,875         35,231
Coachmen Industries Inc                                      746          8,176
Cost Plus Inc*                                             1,125         12,116
Deckers Outdoor Corp*                                        600         33,480
Dress Barn Inc*                                            2,616         63,360
Ethan Allen Interiors Inc                                  1,913         67,873
Finish Line                                                2,500         34,850
Fleetwood Enterprises Inc*                                 3,730         28,609
Fred's Inc                                                 2,010         23,698
Frontier Airlines Holdings Inc*                            1,612         13,218
G&K Services Inc                                           1,071         42,401
Genesco Inc*                                               1,318         50,506
Group 1 Automotive Inc                                     1,153         58,791
Guitar Center Inc*                                         1,549         68,032
Gymboree Corp*                                             1,569         62,446
Hancock Fabrics Inc /DE                                      863          2,753
Haverty Furniture Cos Inc                                  1,157         16,129
Hibbett Sporting Goods Inc*                                1,704         53,710
HOT Topic Inc*                                             2,397         32,000
Ihop Corp                                                    898         47,244
Insight Enterprises Inc*                                   2,482         49,888
Interface Inc*                                             2,381         35,382
Jack in the Box Inc*                                       1,872        115,109
Jakks Pacific Inc*                                         1,604         35,047
Jo-Ann Stores Inc*                                         1,070         21,111
JOS A Bank Clothiers Inc*                                    750         22,493
K-Swiss Inc                                                1,313         43,605
K2 Inc*                                                    2,726         36,856
Kellwood Co                                                1,393         43,531
Keystone Automotive Industries Inc*                          900         32,283
LKQ Corp*                                                  2,600         59,514
La-Z-Boy Inc                                               2,673         31,488
Landry's Restaurants Inc                                     826         23,335
Lenox Group Inc*                                             632          3,855
Libbey Inc                                                   640          7,469
Lone Star Steakhouse & Saloon Inc                          1,092         30,074
Longs Drug Stores Corp                                     1,414         58,101
M/I Homes Inc                                                700         26,096
Marcus Corp                                                1,435         36,521
MarineMax Inc*                                               800         21,488
Men's Wearhouse Inc                                        3,043        116,547
Meritage Homes Corp*                                       1,350         65,556
Mesa Air Group Inc*                                        1,462         11,945
Mobile Mini Inc*                                           1,728         47,451
Monaco Coach Corp                                          1,505         19,430
Multimedia Games Inc*                                      1,431         13,394
NVR Inc*                                                     240        142,800
National Presto Industries Inc                               327         20,114
Nautilus Inc                                               1,674         26,014
O'Charleys Inc*                                              966         19,417
Owens & Minor Inc                                          2,315         71,834
Oxford Industries Inc                                        832         42,282
PF Chang's China Bistro Inc*                               1,512         54,583
Panera Bread Co*                                           1,847        106,110
Papa John's International Inc*                             1,264         39,184
PEP Boys-Manny Moe & Jack                                  3,075         41,513
Phillips-Van Heusen                                        2,978        146,905
Pinnacle Entertainment Inc*                                2,726         88,622
Polaris Industries Inc                                     2,404        108,228
Pool Corp                                                  3,036        124,385
Quiksilver Inc*                                            6,824         99,289
RC2 Corp*                                                  1,100         47,157
Rare Hospitality International Inc*                        1,744         56,453
Red Robin Gourmet Burgers Inc*                               800         27,496
Scansource Inc*                                            1,286         39,249
School Specialty Inc*                                      1,075         39,829
Select Comfort Corp*                                       2,800         48,468
Shuffle Master Inc*                                        1,755         54,651
Skechers U.S.A. Inc*                                       1,400         41,300
Skyline Corp                                                 400         16,756
Skywest Inc                                                3,379         85,286
Sonic Corp*                                                3,769         88,496
Sonic Automotive Inc                                       1,573         44,893
Stage Stores Inc                                           1,338         44,208
Standard Motor Products Inc                                  916         12,622
Standard-Pacific Corp                                      3,490         89,553
Steak N Shake Co/The*                                      1,277         21,990
Stein Mart Inc                                             1,360         21,352
Stride Rite Corp                                           1,831         28,619
Superior Industries International                          1,200         23,676
Toro Co                                                    2,194         98,511
Tractor Supply Co*                                         1,961         93,344
Triarc Cos Inc                                             3,265         61,186
Tuesday Morning Corp                                       1,500         26,400
Tween Brands Inc*                                          1,767         74,073
Ultimate Electronics Inc*                                    680             --
United Stationers Inc*                                     1,737         80,562
WMS Industries Inc*                                        1,145         39,823
Wabash National Corp                                       1,723         25,328
Watsco Inc                                                 1,366         70,595
Winnebago Industries                                       1,700         59,160
Wolverine World Wide Inc                                   3,060         88,924
World Fuel Services Corp                                   1,600         77,600
Zale Corp*                                                 2,667         82,064
                                                                   ------------
Total Consumer, Cyclical                                              5,387,880
                                                                   ------------

Consumer, Non-Cyclical (16.73%)
ABM Industries Inc                                         2,008         41,706
AMN Healthcare Services Inc*                               1,700         47,175
Aaron Rents Inc                                            2,547         68,056
Administaff Inc                                            1,236         52,011
Alliance One International Inc*                            4,676         30,300
Alpharma Inc                                               2,187         47,895
Amedisys Inc*                                                943         36,937
American Italian Pasta Co*                                   860          7,250
American Medical Systems Holdings Inc*                     4,020         69,184
AMERIGROUP Corp*                                           3,038        103,869
Amsurg Corp*                                               1,551         31,842
Arbitron Inc                                               1,587         70,003
Arqule Inc*                                                1,302          6,588
Arthrocare Corp*                                           1,479         61,630
Bankrate Inc*                                                500         18,250
Biolase Technology Inc*                                    1,245         10,732
Biosite Inc*                                               1,003         48,966
Bowne & Co Inc                                             1,795         28,397
Bradley Pharmaceuticals Inc*                                 786         16,553
Bright Horizons Family Solutions Inc*                      1,400         51,464
CDI Corp                                                     607         15,800
CPI Corp                                                     380         15,816
CNS Inc                                                      700         26,124
Cambrex Corp                                               1,239         27,345
Centene Corp*                                              2,478         64,577
Central Parking Corp                                         968         17,676
Chemed Corp                                                1,544         57,776
Coinstar Inc*                                              1,600         52,224
Conmed Corp*                                               1,525         33,748
Connetics Corp*                                            1,800         31,248
Consolidated Graphics Inc*                                   696         40,716
Cooper Cos Inc/The                                         2,576        139,027
Corn Products International Inc                            3,942        143,173
Cross Country Healthcare Inc*                              1,040         20,644
CryoLife Inc*                                              1,113          7,357
Cyberonics Inc*                                            1,199         29,256
DJO Inc*                                                   1,097         46,644
Datascope Corp                                               759         25,715
Delta & Pine Land Co                                       1,965         79,681
Enzo Biochem Inc*                                          1,519         23,241
Flowers Foods Inc                                          2,891         77,016
Fossil Inc*                                                2,520         52,970
Genesis HealthCare Corp*                                   1,100         50,930
Gentiva Health Services Inc*                               1,227         19,681
Gevity HR Inc                                              1,500         32,760
Great Atlantic & Pacific Tea Co                              919         24,170
Haemonetics Corp/Mass*                                     1,591         72,040
Hain Celestial Group Inc*                                  1,870         56,175
John H Harland Co                                          1,445         61,962
Healthcare Services Group                                  1,200         30,000
Healthways Inc*                                            1,971         90,607
Heidrick & Struggles International Inc*                      972         40,668
Hologic Inc*                                               2,892        144,687
Hooper Holmes Inc                                          3,007         10,104
ICU Medical Inc*                                             655         26,469
Idexx Laboratories Inc*                                    1,782        150,846
Immucor Inc*                                               3,940        105,986
Integra LifeSciences Holdings Corp*                          965         39,961
Invacare Corp                                              1,604         37,518
J&J Snack Foods Corp                                         834         31,926
Kendle International Inc*                                    700         24,521
Kensey Nash Corp*                                            574         17,610
LCA-Vision Inc                                             1,173         41,290
Labor Ready Inc*                                           2,823         53,411
Lance Inc                                                  1,352         25,850
Live Nation Inc*                                           3,500         75,040
MGI Pharma Inc*                                            4,514         85,631
Matria Healthcare Inc*                                     1,200         35,100
MAXIMUS Inc                                                1,113         32,566
Mentor Corp                                                2,255        112,637
Meridian Bioscience Inc                                    1,200         29,196
Merit Medical Systems Inc*                                 1,295         20,733
Midas Inc*                                                   700         15,393
NBTY Inc*                                                  2,925        106,324
Nash Finch Co                                                581         15,367
Noven Pharmaceuticals Inc*                                 1,200         28,452
Odyssey HealthCare Inc*                                    1,878         23,250
On Assignment Inc*                                         1,167         12,744
Osteotech Inc*                                               821          4,622
Palomar Medical Technologies Inc*                          1,000         49,950
Parexel International Corp*                                1,339         37,184
Pediatrix Medical Group Inc*                               2,714        130,679
Peet's Coffee & Tea Inc*                                     600         15,270
Performance Food Group Co*                                 1,978         53,525
PetMed Express Inc*                                        1,300         16,718
PharmaNet Development Group Inc*                             739         16,820
Playtex Products Inc*                                      3,200         47,552
PolyMedica Corp                                            1,391         55,042
Possis Medical Inc*                                          932         11,482
Pre-Paid Legal Services Inc                                  540         22,421
Ralcorp Holdings Inc*                                      1,500         75,975
Regeneron Pharmaceuticals Inc*                             2,656         57,131
RehabCare Group Inc*                                         746          9,347
Respironics Inc*                                           4,174        150,514
Rewards Network Inc*                                       1,161          6,502
Russ Berrie & Co Inc*                                        958         15,376
Sanderson Farms Inc                                          718         19,853
Savient Pharmaceuticals Inc*                               2,760         32,209
Sciele Pharma Inc*                                         1,600         36,176
Sierra Health Services Inc*                                2,964        103,888
Spherion Corp*                                             3,098         22,306
Standard Register Co/The                                     613          7,632
Startek Inc                                                  740         10,138
Sunrise Senior Living Inc*                                 2,100         66,990
SurModics Inc*                                               809         27,328
Theragenics Corp*                                          1,389          4,653
TreeHouse Foods Inc*                                       1,600         51,360
USANA Health Sciences Inc*                                   500         24,190
United Natural Foods Inc*                                  2,400         85,056
United Surgical Partners International Inc*                2,563         65,228
Universal Technical Institute Inc*                         1,300         26,715
Vertrue Inc*                                                 521         19,960
Viad Corp                                                  1,109         43,595
Viasys Healthcare Inc*                                     1,879         53,007
Vital Signs Inc                                              295         16,281
Volt Information Sciences Inc*                               431         20,110
WD-40 Co                                                     826         26,845
Watson Wyatt Worldwide Inc                                 2,252        104,493
                                                                   ------------
Total Consumer, Non-Cyclical                                          5,302,308
                                                                   ------------

Energy (7.76%)
Atwood Oceanics Inc*                                       1,422         70,489
Cabot Oil & Gas Corp                                       2,632        163,526
CARBO Ceramics Inc                                         1,024         39,844
Cimarex Energy Co                                          4,423        166,349
Dril-Quip Inc*                                             1,300         55,029
Frontier Oil Corp                                          6,244        197,560
Headwaters Inc*                                            2,223         53,174
Helix Energy Solutions Group Inc*                          5,126        188,534
Hydril*                                                    1,174         88,825
Input/Output Inc*                                          3,753         40,720
Lone Star Technologies Inc*                                1,776         93,169
Lufkin Industries Inc                                        900         52,650
Massey Energy Co                                           4,494        123,675
Oceaneering International Inc*                             3,160        137,808
Penn Virginia Corp                                         1,100         82,929
Petroleum Development Corp*                                1,015         42,863
St Mary Land & Exploration Co                              2,928        117,354
SEACOR Holdings Inc*                                       1,251        117,807
Stone Energy Corp*                                         1,567         61,144
Swift Energy Co*                                           1,722         88,011
Tetra Technologies Inc*                                    4,034        104,239
Unit Corp*                                                 2,646        135,025
Veritas DGC Inc*                                           2,015        157,513
W-H Energy Services Inc*                                   1,708         81,557
                                                                   ------------
Total Energy                                                          2,459,794
                                                                   ------------

Financial (15.82%)
Acadia Realty Trust                                        1,700         44,166
Anchor Bancorp Wisconsin Inc                               1,149         32,930
Bank Mutual Corp                                           3,500         42,420
BankAtlantic Bancorp Inc                                   2,300         30,061
Bankunited Financial Corp                                  1,838         46,869
Boston Private Financial Holdings Inc                      1,801         48,897
Brookline Bancorp Inc                                      3,628         48,978
Central Pacific Financial Corp                             1,600         59,952
Chittenden Corp                                            2,761         83,051
Colonial Properties Trust                                  2,586        126,611
Community Bank System Inc                                  1,600         38,464
Delphi Financial Group                                     2,421         98,051
Dime Community Bancshares                                  1,914         26,930
Downey Financial Corp                                      1,034         75,275
East West Bancorp Inc                                      3,306        117,727
EastGroup Properties Inc                                   1,200         67,260
Entertainment Properties Trust                             1,484         90,079
Essex Property Trust Inc                                   1,274        168,219
Fidelity Bankshares Inc                                    1,100         43,296
Financial Federal Corp                                     1,588         43,988
First Bancorp/Puerto Rico                                  4,128         41,363
First Commonwealth Financial Corp                          4,000         54,960
First Indiana Corp                                           700         17,381
First Midwest Bancorp Inc/IL                               2,689        100,165
First Republic Bank/San Francisco CA                       1,619         64,954
FirstFed Financial Corp*                                     870         56,567
Flagstar Bancorp Inc                                       1,822         27,421
Franklin Bank Corp/Houston TX*                             1,200         23,544
Fremont General Corp                                       3,856         65,591
Glacier Bancorp Inc                                        1,600         56,864
Hanmi Financial Corp                                       2,300         50,209
Harbor Florida Bancshares Inc                              1,100         47,927
Hilb Rogal & Hobbs Co                                      1,850         76,960
Independent Bank Corp/MI                                   1,154         27,107
Infinity Property & Casualty Corp                          1,100         49,665
Inland Real Estate Corp                                    3,700         71,780
Investment Technology Group Inc*                           2,351         88,163
Irwin Financial Corp                                         950         20,929
Kilroy Realty Corp                                         1,657        135,543
LTC Properties Inc                                         1,100         30,382
LaBranche & Co Inc*                                        3,500         37,800
LandAmerica Financial Group Inc                              971         59,338
Lexington Realty Trust                                     3,070         67,847
MAF Bancorp Inc                                            1,677         73,771
Mid-America Apartment Communities Inc                      1,300         78,000
Nara Bancorp Inc                                           1,163         23,586
National Retail Properties Inc                             3,152         75,175
New Century Financial Corp                                 2,482         89,501
PS Business Parks Inc                                        900         64,125
Parkway Properties Inc/Md                                    865         44,876
Philadelphia Consolidated Holding Co*                      3,090        137,660
Piper Jaffray Cos*                                         1,018         66,241
Portfolio Recovery Associates Inc*                           800         36,520
Presidential Life Corp                                     1,505         33,697
ProAssurance Corp*                                         1,796         92,009
PrivateBancorp Inc                                         1,017         40,792
Prosperity Bancshares Inc                                  1,400         47,474
Provident Bankshares Corp                                  1,686         62,163
RLI Corp                                                   1,092         60,399
Republic Bancorp Inc/MI                                    3,974         54,285
SCPIE Holdings Inc*                                          473         12,464
SWS Group Inc                                                787         25,475
Safety Insurance Group Inc                                   800         41,904
Selective Insurance Group                                  1,622         90,053
Senior Housing Properties Trust                            3,500         76,580
South Financial Group Inc/The                              4,340        112,797
Sovran Self Storage Inc                                      959         56,102
Sterling Bancshares Inc/TX                                 2,297         42,311
Sterling Bancorp/NY                                        1,000         18,600
Sterling Financial Corp/WA                                 2,038         68,375
Stewart Information Services Corp                            928         36,248
Susquehanna Bancshares Inc                                 2,763         76,425
Trustco Bank Corp NY                                       3,818         43,029
UCBH Holdings Inc                                          5,434         91,617
Umpqua Holdings Corp                                       3,193         95,854
United Bankshares Inc                                      1,934         74,614
United Fire & Casualty Co                                    900         31,770
Whitney Holding Corp                                       3,726        120,089
Wilshire Bancorp Inc                                         800         15,288
Wintrust Financial Corp                                    1,238         58,954
World Acceptance Corp*                                       952         43,211
Zenith National Insurance Corp                             2,073         95,690
                                                                   ------------
Total Financial                                                       5,013,402
                                                                   ------------

Industrial (20.17%)
AAR Corp*                                                  2,078         55,254
Acuity Brands Inc                                          2,385        125,618
Advanced Energy Industries Inc*                            1,553         26,758
Albany International Corp                                  1,699         53,009
Aleris International Inc*                                  1,765         91,974
Analogic Corp                                                700         37,030
Apogee Enterprises Inc                                     1,275         21,866
Applied Industrial Technologies Inc                        2,236         63,637
Aptargroup Inc                                             1,875        114,863
Arkansas Best Corp                                         1,481         56,130
Armor Holdings Inc*                                        1,673         94,608
Astec Industries Inc*                                        914         31,131
Baldor Electric Co                                         1,689         58,676
Barnes Group Inc                                           1,770         37,082
Bel Fuse Inc                                                 579         21,249
Belden CDT Inc                                             2,364         94,111
Benchmark Electronics Inc*                                 3,608         87,638
Brady Corp                                                 2,844        109,153
Briggs & Stratton Corp                                     3,004         81,378
Bristow Group Inc*                                         1,161         41,297
C&D Technologies Inc                                       1,187          4,594
CTS Corp                                                   1,721         26,297
AM Castle & Co                                               759         20,129
Ceradyne Inc*                                              1,521         80,339
Checkpoint Systems Inc*                                    2,228         42,733
Chesapeake Corp                                            1,001         16,296
Clarcor Inc                                                3,004         99,162
Cognex Corp                                                2,720         66,504
Coherent Inc*                                              1,849         59,741
Cubic Corp                                                   771         17,116
Curtiss-Wright Corp                                        2,554         90,795
Cymer Inc*                                                 2,086         98,564
Daktronics Inc                                             1,886         68,235
Dionex Corp*                                               1,077         61,938
Drew Industries Inc*                                         800         22,192
EGL Inc*                                                   1,882         60,111
EDO Corp                                                   1,023         22,434
Electro Scientific Industries Inc*                         1,341         26,619
ElkCorp                                                    1,011         36,345
EMCOR Group Inc*                                           1,852        110,509
EnPro Industries Inc*                                      1,100         38,368
Esterline Technologies Corp*                               1,486         57,865
FEI Co*                                                    1,705         41,449
Flir Systems Inc*                                          4,050        130,451
Forward Air Corp                                           1,656         55,145
Gardner Denver Inc*                                        3,026        115,714
GenCorp Inc*                                               2,884         39,828
Gerber Scientific Inc*                                     1,029         14,241
Greatbatch Inc*                                            1,017         26,452
Griffon Corp*                                              1,420         33,853
Heartland Express Inc                                      3,131         48,311
HUB Group Inc*                                             2,200         62,788
IDEX Corp                                                  3,073        147,350
Insituform Technologies Inc*                               1,227         31,558
Intermet Corp*                                             1,230             --
Intevac Inc*                                               1,100         30,019
Itron Inc*                                                 1,470         70,545
JLG Industries Inc                                         6,082        169,749
Kaman Corp                                                 1,048         24,230
Kansas City Southern*                                      4,315        116,721
Kaydon Corp                                                1,447         57,808
Keithley Instruments Inc                                     720          9,058
Kirby Corp*                                                2,916        105,093
Knight Transportation Inc                                  3,384         59,626
Landstar System Inc                                        3,158        142,236
Lawson Products                                              456         22,905
Lennox International Inc                                   3,319         97,048
Lindsay Corp                                                 549         18,913
Littelfuse Inc*                                            1,132         35,409
LoJack Corp*                                               1,100         16,698
Lydall Inc*                                                  745          7,823
Magnetek Inc*                                              1,366          7,486
Manitowoc Co Inc/The                                       3,342        201,322
Methode Electronics Inc                                    1,654         18,541
Moog Inc*                                                  2,302         84,207
Mueller Industries Inc                                     2,095         71,440
Myers Industries Inc                                       1,536         24,822
NCI Building Systems Inc*                                  1,100         60,698
NS Group Inc*                                              1,100         72,765
Neenah Paper Inc                                             750         25,620
Old Dominion Freight Line*                                 1,500         40,215
Park Electrochemical Corp                                  1,018         33,024
Paxar Corp*                                                2,034         43,426
Photon Dynamics Inc*                                         781          8,677
Planar Systems Inc*                                          664          6,653
Quanex Corp                                                2,196         81,494
Regal-Beloit Corp                                          1,574         80,479
Robbins & Myers Inc                                          666         28,498
Rogers Corp*                                                 850         59,058
Shaw Group Inc/The*                                        4,644        138,809
Simpson Manufacturing Co Inc                               1,890         58,533
AO Smith Corp                                              1,208         43,234
Sonic Solutions Inc*                                       1,173         18,475
Spectrum Brands Inc*                                       2,267         20,040
Standex International Corp                                   564         16,768
Sturm Ruger & Co Inc*                                      1,292         13,488
Technitrol Inc                                             2,070         56,884
Teledyne Technologies Inc*                                 1,966         79,033
Tetra Tech Inc*                                            3,368         58,772
Texas Industries Inc                                       1,386         94,595
Tredegar Corp                                              1,971         39,203
Trimble Navigation Ltd*                                    3,100        148,707
Triumph Group Inc                                            814         43,191
URS Corp*                                                  2,804        123,825
Universal Forest Products Inc                                881         41,090
Valmont Industries Inc                                       824         48,822
Vicor Corp                                                 1,051         12,885
Waste Connections Inc*                                     2,439         98,414
Watts Water Technologies Inc                               1,255         52,246
Woodward Governor Co                                       1,737         66,336
X-Rite Inc                                                   987         11,745
                                                                   ------------
Total Industrial                                                      6,393,885
                                                                   ------------

Technology (9.47%)
ATMI Inc*                                                  2,001         65,053
Actel Corp*                                                1,218         22,728
Agilysys Inc                                               1,491         22,842
Altiris Inc*                                               1,400         34,706
Ansys Inc*                                                 2,176        102,163
Avid Technology Inc*                                       2,399         93,513
Axcelis Technologies Inc*                                  5,102         32,602
Brooks Automation Inc*                                     4,331         60,504
CACI International Inc*                                    1,795        107,413
Captaris Inc*                                              1,544         11,271
Carreker Corp*                                             1,093          7,946
Catapult Communications Corp*                                597          5,170
Cerner Corp*                                               3,570        171,610
Ciber Inc*                                                 2,938         20,390
Cohu Inc                                                     984         19,454
DSP Group Inc*                                             1,496         32,299
Dendrite International Inc*                                2,129         22,355
Digi International Inc*                                      989         13,144
Diodes Inc*                                                1,100         45,463
EPIQ Systems Inc*                                            854         13,339
eFunds Corp*                                               2,455         62,971
Epicor Software Corp*                                      3,100         41,230
Exar Corp*                                                 1,952         26,489
Factset Research Systems Inc                               2,034        107,558
Global Imaging Systems Inc*                                2,854         60,819
Global Payments Inc                                        3,686        168,819
Hutchinson Technology Inc*                                 1,338         31,885
Hyperion Solutions Corp*                                   3,101        113,993
Inter-Tel Inc                                              1,318         29,378
JDA Software Group Inc*                                    1,393         19,920
Keane Inc*                                                 2,500         31,000
Komag Inc*                                                 1,700         67,116
Kopin Corp*                                                3,225         11,675
Kronos Inc/MA*                                             1,893         66,747
Kulicke & Soffa Industries Inc*                            2,607         21,351
MTS Systems Corp                                           1,024         39,260
Manhattan Associates Inc*                                  1,548         44,892
Mantech International Corp*                                  939         34,067
Mapinfo Corp*                                              1,036         13,727
Mercury Computer Systems Inc*                              1,010         13,211
Micros Systems Inc*                                        2,200        112,024
Microsemi Corp*                                            3,651         75,393
Napster Inc*                                               1,603          6,011
Neoware Inc*                                               1,100         12,287
Open Solutions Inc*                                        1,000         37,250
Per-Se Technologies Inc*                                   1,816         50,067
Pericom Semiconductor Corp*                                1,192         13,744
Phoenix Technologies Ltd*                                  1,166          5,655
Photronics Inc*                                            2,089         32,944
Progress Software Corp*                                    2,349         63,681
Quality Systems Inc                                          800         30,568
Radiant Systems Inc*                                       1,286         12,616
Radisys Corp*                                                829         14,002
Rudolph Technologies Inc*                                    760         12,183
SPSS Inc*                                                    804         22,681
Skyworks Solutions Inc*                                    9,282         67,387
Standard Microsystems Corp*                                1,264         40,284
Supertex Inc*                                                590         27,683
Synaptics Inc*                                             1,300         37,271
THQ Inc*                                                   3,685        119,947
Take-Two Interactive Software Inc*                         4,154         72,113
Talx Corp                                                  1,909         47,630
TradeStation Group Inc*                                    1,300         18,967
Ultratech Inc*                                             1,126         14,672
Varian Semiconductor Equipment Associates Inc*             2,944        116,965
Veeco Instruments Inc*                                     1,520         28,546
                                                                   ------------
Total Technology                                                      3,002,639
                                                                   ------------

Utilities (5.36%)
Allete Inc                                                 1,780         83,001
American States Water Co                                     745         27,863
Atmos Energy Corp                                          4,738        155,264
Avista Corp                                                2,483         66,867
CH Energy Group Inc                                          808         43,317
Cleco Corp                                                 2,940         75,352
Cascade Natural Gas Corp                                     520         13,426
Central Vermont Public Service Corp                          573         12,291
CROCS Inc*                                                 1,800         77,310
El Paso Electric Co                                        2,842         70,595
Energen Corp                                               3,930        178,265
Green Mountain Power Corp                                    231          7,815
Laclede Group Inc/The                                      1,063         38,885
New Jersey Resources Corp                                  1,614         83,525
Northwest Natural Gas Co                                   1,401         57,777
Piedmont Natural Gas Co                                    4,420        123,185
South Jersey Industries Inc                                1,500         50,025
Southern Union Co                                          5,708        159,995
Southwest Gas Corp                                         2,279         85,554
UGI Corp                                                   5,710        160,908
UIL Holdings Corp                                          1,240         53,283
Unisource Energy Corp                                      2,052         75,370
                                                                   ------------
Total Utilities                                                       1,699,873
                                                                   ------------
Total Common Stock (Cost $21,878,810)                                31,787,153
                                                                   ------------

Corporate Bond (Cost $15,000) (0.04%)                 Par Value
Mueller Industry     11/01/2014 6.00%                     15,000         14,100
                                                                   ------------

Short-Term Investments (7.87%)
United States Treasury Bill 12/21/06                     300,000        299,190
United States Treasury Bill 01/18/07                     300,000        298,043
United States Treasury Bill 12/14/06                   1,900,000      1,896,607
                                                                   ------------
Total Short-Term Investments (Cost $2,493,840)                        2,493,840
                                                                   ------------

Total Investments (Cost $24,387,650) (a) (108.21%)                   34,295,093
Net Other Liabilities (-8.21%)                                       (2,602,687)
                                                                   ------------
Net Assets (100%)                                                  $ 31,692,406
                                                                   ------------

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $24,387,650. At 11/30/2006, unrealized appreciation (depreciation) of securities is as follows:
Cost of Investments
Unrealized Appreciation                                            $ 11,813,179
Unrealized (Depreciation)                                            (1,747,265)
                                                                   ------------
Net Unrealized Appreciation (Depreciation)                         $ 10,065,914
                                                                   ------------

Dec 06 RUSSELL 2000 FUTURES HELD                               6
Unrealized Appreciation (Depreciation)                 $ 158,472

--------------------------------------------------------------------------------
NASDAQ 100 INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)
COMMON STOCK (96.00%)

Basic Materials (0.36%)                                  Shares        Value
Sigma-Aldrich Corp                                           868   $     66,063
                                                                   ------------
Total Basic Materials                                                    66,063
                                                                   ------------

Communications (28.72%)
Akamai Technologies Inc*                                   1,700         83,079
Amazon.Com Inc*                                            3,246        130,944
Checkfree Corp*                                            1,114         46,576
Cisco Systems Inc*                                        24,580        660,710
Comcast Corp*                                             10,696        432,760
Comverse Technology Inc*                                   2,693         52,567
Discovery Holding Co*                                      3,067         47,048
eBay Inc*                                                 11,739        379,757
EchoStar Communications Corp*                              2,414         86,928
Telefonaktiebolaget LM Ericsson ADR                        1,200         46,644
Expedia Inc*                                               3,716         67,520
Google Inc*                                                1,464        709,923
IAC/InterActiveCorp*                                       3,502        127,788
JDS Uniphase Corp*                                         3,046         56,290
Juniper Networks Inc*                                      4,139         88,119
Lamar Advertising Co*                                        915         55,220
Liberty Global Inc*                                        2,312         62,355
Liberty Media Corp - Interactive*                          7,000        159,320
Monster Worldwide Inc*                                     1,618         70,626
NII Holdings Inc*                                          1,693        109,926
NTL Inc                                                    3,792         91,349
Qualcomm Inc                                              22,654        828,910
Sirius Satellite Radio Inc*                               18,579         79,147
Symantec Corp*                                            11,773        249,588
Tellabs Inc*                                               3,293         33,062
VeriSign Inc*                                              2,614         68,252
XM Satellite Radio Holdings Inc*                           2,952         42,627
Yahoo! Inc*                                                7,488        202,101
Millicom International Cellular SA*                        1,100         62,986
Check Point Software Technologies*                         3,106         71,127
                                                                   ------------
Total Communications                                                  5,203,248
                                                                   ------------

Consumer, Cyclical (10.43%)
Bed Bath & Beyond Inc*                                     4,244        164,455
CDW Corp                                                     924         65,142
Cintas Corp                                                2,296         96,891
Costco Wholesale Corp                                      2,804        146,537
Fastenal Co                                                1,608         57,872
Paccar Inc                                                 3,167        206,805
PetSmart Inc                                               1,828         54,072
Ross Stores Inc                                            1,836         56,898
Sears Holdings Corp*                                       1,869        320,384
Staples Inc                                                5,731        145,969
Starbucks Corp*                                           11,876        419,104
Urban Outfitters Inc*                                      2,217         49,395
Wynn Resorts Ltd                                           1,200        105,420
                                                                   ------------
Total Consumer, Cyclical                                              1,888,943
                                                                   ------------

Consumer, Non-Cyclical (14.58%)
Amgen Inc*                                                 6,213        441,123
Amylin Pharmaceuticals Inc*                                1,400         56,000
Apollo Group Inc*                                          1,998         77,502
Biomet Inc                                                 3,722        140,729
Biogen Idec Inc*                                           4,154        217,088
Celgene Corp*                                              3,800        211,774
Dentsply International Inc                                 1,588         50,705
Express Scripts Inc*                                       1,444         98,481
Genzyme Corp*                                              3,671        236,412
Gilead Sciences Inc*                                       5,111        336,917
Intuitive Surgical Inc*                                      400         40,648
Lincare Holdings Inc*                                      1,208         45,505
Medimmune Inc*                                             2,993         97,841
Patterson Cos Inc*                                         1,704         63,235
Paychex Inc                                                4,033        158,941
Sepracor Inc*                                              1,200         66,972
Teva Pharmaceutical Industries Ltd ADR                     7,034        225,510
Whole Foods Market Inc                                     1,538         75,054
                                                                   ------------
Total Consumer, Non-Cyclical                                          2,640,438
                                                                   ------------

Energy (0.34%)
Patterson-UTI Energy Inc                                   2,249         62,320
                                                                   ------------
Total Energy                                                             62,320
                                                                   ------------

Industrial (2.86%)
American Power Conversion Corp                             2,129         64,615
CH Robinson Worldwide Inc                                  2,046         90,024
Expeditors International Washington Inc                    2,400        108,576
Joy Global Inc                                             1,500         65,850
Garmin Ltd                                                 2,180        110,940
Flextronics International Ltd*                             7,018         78,953
                                                                   ------------
Total Industrial                                                        518,958
                                                                   ------------

Technology (38.70%)
Apple Inc*                                                13,548      1,242,081
Cadence Design Systems Inc*                                3,830         70,395
Cognizant Technology Solutions Corp*                       1,600        130,496
Dell Inc*                                                  9,657        263,057
Network Appliance Inc*                                     4,414        173,073
Research In Motion Ltd*                                    2,163        300,289
SanDisk Corp*                                              2,024         89,866
Sun Microsystems Inc*                                     19,139        103,733
Altera Corp*                                               5,969        118,723
Applied Materials Inc                                      8,112        145,854
Broadcom Corp*                                             4,936        162,049
Intel Corp                                                23,006        491,178
Kla-Tencor Corp                                            2,882        148,913
Lam Research Corp*                                         1,571         82,635
Linear Technology Corp                                     4,549        146,205
Maxim Integrated Products Inc                              5,019        157,998
Microchip Technology Inc                                   2,016         68,766
Nvidia Corp*                                               3,732        138,047
Xilinx Inc                                                 5,158        138,234
Marvell Technology Group Ltd*                              6,590        136,018
Activision Inc*                                            3,149         53,690
Adobe Systems Inc*                                         6,640        266,463
Autodesk Inc*                                              2,900        119,422
BEA Systems Inc*                                           4,655         64,099
Citrix Systems Inc*                                        2,399         68,947
Electronic Arts Inc*                                       3,404        190,113
Fiserv Inc*                                                2,473        126,395
Intuit Inc*                                                5,144        161,933
Microsoft Corp                                            38,910      1,141,230
Oracle Corp*                                              24,782        471,601
Red Hat Inc*                                               2,242         39,011
                                                                   ------------
Total Technology                                                      7,010,515
                                                                   ------------
Total Common Stock (Cost $15,222,531)                                17,390,487

Short-Term Investments (3.86%)                        Par Value
United States Treasury Bill 12/14/2006                   700,000        698,721
                                                                   ------------
Total Short-Term Investments (Cost $698,721)                            698,721
                                                                   ------------

Total Investments (Cost $15,921,252) (a) (99.86%)                    18,089,208
Net Other Assets (0.14%)                                                 25,487
                                                                   ------------
Net Assets (100.00%)                                               $ 18,114,695
                                                                   ------------

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $15,921,252. At 11/30/2006, unrealized appreciation (depreciation) of securities is as follows:
Cost of Investments
Unrealized Appreciation                                            $  5,055,872
Unrealized (Depreciation)                                            (2,830,629)
                                                                   ------------
Net Unrealized Appreciation (Depreciation)                         $  2,225,242
                                                                   ------------

Dec 06 NASDAQ 100 FUTURES HELD                                 4
Unrealized Appreciation (Depreciation)                  $ 57,286

--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)
COMMON STOCK (88.17%)

Basic Materials (3.19%)
Chemicals (1.54%)
Praxair Inc                                                3,692   $    230,381
Sherwin-Williams Co/The                                    1,746        109,212
                                                                   ------------
                                                                        339,593
                                                                   ------------

Forest Products and Paper (0.84%)
Plum Creek Timber Co Inc (REIT)                            4,950        184,437
                                                                   ------------

Mining (0.81%)
Alcoa Inc                                                  5,750        179,228
                                                                   ------------

                                                                   ------------
Total Basic Materials                                                   703,258
                                                                   ------------

Communications (4.87%)
Media (3.22%)
McGraw-Hill Cos Inc/The                                   10,678        711,689
                                                                   ------------

Telecommunications (1.65%)
AT&T Inc                                                  10,744        364,329
                                                                   ------------

                                                                   ------------
Total Communications                                                  1,076,018
                                                                   ------------

Consumer, Cyclical (10.81%)
Apparel (0.76%)
Hanesbrands Inc*                                           1,537         37,487
Liz Claiborne Inc                                          3,036        129,789
                                                                   ------------
                                                                        167,276
                                                                   ------------

Auto Manufacturers (1.48%)
Ford Motor Co                                             40,100        326,013
                                                                   ------------

Home Furnishings (0.29%)
Leggett & Platt Inc                                        2,725         64,801
                                                                   ------------

Retail (8.28%)
Gap Inc/The                                                4,450         83,304
Lowe's Cos Inc                                            11,500        346,840
McDonald's Corp                                           12,368        519,085
Ross Stores Inc                                            3,692        114,415
Sears Holdings Corp*                                         717        122,908
TJX Cos Inc                                                5,750        157,665
Target Corp                                                5,639        327,570
Wal-Mart Stores Inc                                        3,381        155,864
                                                                   ------------
                                                                      1,827,651
                                                                   ------------
Total Consumer, Cyclical                                              2,385,741
                                                                   ------------

Consumer, Non-Cyclical (17.70%)
Agriculture (2.19%)
Altria Group Inc                                           2,000        168,420
Reynolds American Inc                                      4,892        314,262
                                                                   ------------
                                                                        482,682
                                                                   ------------

Beverages (2.88%)
Anheuser-Busch Cos Inc                                     3,036        144,240
Coca-Cola Co/The                                          10,500        491,715
                                                                   ------------
                                                                        635,955
                                                                   ------------

Commercial Services (2.81%)
Moody's Corp                                               6,092        423,272
Western Union Co/The                                       8,609        196,285
                                                                   ------------
                                                                        619,557
                                                                   ------------

Cosmetics / Personal Care (0.90%)
Procter & Gamble Co                                        3,180        199,672
                                                                   ------------

Food (2.04%)
Sara Lee Corp                                             12,300        203,934
Tyson Foods Inc                                           15,472        245,850
                                                                   ------------
                                                                        449,784
                                                                   ------------

Healthcare Products (2.11%)
Baxter International Inc                                  10,411        465,788
                                                                   ------------

Healthcare Services (1.31%)
Aetna Inc                                                  6,984        288,509
                                                                   ------------

Household Products / Wares (0.69%)
ACCO Brands Corp*                                            410         10,410
Fortune Brands Inc                                         1,746        141,251
                                                                   ------------
                                                                        151,661
                                                                   ------------

Pharmaceuticals (2.78%)
AmerisourceBergen Corp                                     5,606        257,820
Merck & Co Inc                                             1,000         44,510
Pfizer Inc                                                11,300        310,637
                                                                   ------------
                                                                        612,967
                                                                   ------------
Total Consumer, Non-Cyclical                                          3,906,577
                                                                   ------------

Energy (10.25%)
Oil & Gas (8.94%)
Apache Corp                                                4,126        288,531
Chevron Corp                                               3,140        227,085
ConocoPhillips                                             4,348        292,620
Devon Energy Corp                                          4,752        348,654
ENSCO International Inc                                    3,370        174,768
Exxon Mobil Corp                                           6,236        478,987
GlobalSantaFe Corp                                         2,725        163,500
                                                                   ------------
                                                                      1,974,146
                                                                   ------------

Oil & Gas Services (1.31%)
Baker Hughes Inc                                           2,280        167,420
Tidewater Inc                                              2,180        120,619
                                                                   ------------
                                                                        288,040
                                                                   ------------
Total Energy                                                          2,262,186
                                                                   ------------

Financial (25.40%)
Banks (7.98%)
Bank of America Corp                                      13,016        700,912
Fifth Third Bancorp                                        7,723        304,518
SunTrust Banks Inc                                         2,102        171,628
Wells Fargo & Co                                          16,594        584,773
                                                                   ------------
                                                                      1,761,830
                                                                   ------------
Diversified Financial Services (2.34%)
Citigroup Inc                                             10,411        516,281
                                                                   ------------

Insurance (7.25%)
American International Group Inc                           4,225        297,102
Fidelity National Financial Inc                            3,659         82,840
Arthur J Gallagher & Co                                    6,200        181,598
Marsh & McLennan Cos Inc                                  11,100        348,762
Metlife Inc                                                5,928        348,151
Stancorp Financial Group Inc                               5,650        256,567
XL Capital Ltd                                             1,201         85,415
                                                                   ------------
                                                                      1,600,435
                                                                   ------------
REITS (7.83%)
Annaly Capital Management Inc                              7,408        103,564
Boston Properties Inc                                      1,746        204,369
iStar Financial Inc                                        3,704        173,310
Kimco Realty Corp                                          4,026        186,726
Mills Corp/The                                             5,000        105,300
Realty Income Corp                                         7,408        203,424
SL Green Realty Corp                                       2,280        308,347
Simon Property Group Inc                                   2,180        222,316
Vornado Realty Trust                                       1,746        220,188
                                                                   ------------
                                                                      1,727,545
                                                                   ------------
Total Financial                                                       5,606,091
                                                                   ------------

Industrial (4.43%)
Aerospace / Defense (0.02%)
Raytheon  Warrant                                            220          3,630
                                                                   ------------

Building Materials (0.49%)
Masco Corp                                                 3,804        109,137
                                                                   ------------

Hand / Machine Tools (0.53%)
Stanley Works/The                                          2,280        116,326
                                                                   ------------

Machinery, Construction, & Mining (1.21%)
Caterpillar Inc                                            4,292        266,233
                                                                   ------------

Metal Fabricate / Hardware (0.70%)
Worthington Industries Inc                                 8,400        155,400
                                                                   ------------

Misc. Manufacturing (1.49%)
3M Co                                                      2,612        212,774
ITT Corp                                                   2,134        115,129
                                                                   ------------
                                                                        327,903
                                                                   ------------
Total Industrial                                                        978,628
                                                                   ------------

Technology (6.83%)
Computers (2.62%)
Dell Inc*                                                  9,949        271,011
Diebold Inc                                                1,746         80,316
Hewlett-Packard Co                                         5,750        226,895
                                                                   ------------
                                                                        578,222
                                                                   ------------
Office / Business Equipment (0.48%)
Pitney Bowes Inc                                           2,280        105,085
                                                                   ------------

Semiconductors (1.67%)
Intel Corp                                                17,263        368,565
                                                                   ------------

Software (2.07%)
Fidelity National Information Services Inc                 1,608         64,159
First Data Corp                                            8,609        217,377
Microsoft Corp                                             5,973        175,188
                                                                   ------------
                                                                        456,725
                                                                   ------------
Total Technology                                                      1,508,597
                                                                   ------------

Utilities (4.69%)
Electric (4.69%)
Consolidated Edison Inc                                    6,200        298,964
Duke Energy Corp                                           3,400        107,848
Entergy Corp                                               1,746        159,445
Exelon Corp                                                3,146        191,057
Progress Energy Inc                                        1,579         75,429
SCANA Corp                                                 4,900        202,174
                                                                   ------------
                                                                      1,034,916
                                                                   ------------
Total Utilities                                                       1,034,916
                                                                   ------------

                                                                   ------------
Total Common Stock (Cost $13,813,014)                                19,462,010
                                                                   ------------

Short-Term Investments (14.92%)
United States Treasury Bill 12/21/2006                   200,000        199,466
United States Treasury Bill 01/18/2007                   200,000        198,688
United States Treasury Bill 12/14/2006                 2,900,000      2,894,902
                                                                   ------------
Total Short-Term Investments (Cost $3,293,057)                        3,293,057
                                                                   ------------

Total Investment (Cost $17,106,071) (a) (103.09%)                    22,755,067
Net Other Liabilities (-3.09%)                                         (682,037)
                                                                   ------------
Net Assets (100%)                                                  $ 22,073,030
                                                                   ------------

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $17,106,071. At 11/30/2006, unrealized appreciation (depreciation) of securities is as follows:
Cost of Investments
Unrealized Appreciation                                            $  6,658,745
Unrealized (Depreciation)                                              (771,287)
                                                                   ------------
Net Unrealized Appreciation (Depreciation)                         $  5,887,458
                                                                   ------------

Dec 06 RUSSELL 2000 FUTURES HELD                               8
Unrealized Appreciation                                $ 238,462

--------------------------------------------------------------------------------
EUROPEAN GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/06 (UNAUDITED)
COMMON STOCK (95.16%)

Basic Materials (3.33%)
Chemicals (1.98%)
Arkema ADR*                                                  148   $      7,367
BASF AG ADR                                                1,444        133,729
Bayer AG ADR                                               1,515         78,250
                                                                   ------------
                                                                        219,345
                                                                   ------------
Mining (1.35%)
Rio Tinto PLC ADR                                            700        150,213
                                                                   ------------

                                                                   ------------
Total Basic Materials                                                   369,558
                                                                   ------------

Communications (14.34%)
Telecommunications (14.34%)
Alcatel-Lucent ADR*                                        1,772         23,532
BT Group PLC ADR                                           2,360        132,443
Deutsche Telekom AG ADR                                    7,025        125,045
Telefonaktiebolaget LM Ericsson ADR                        3,994        155,247
France Telecom SA ADR                                      4,500        117,315
Nokia OYJ ADR                                             15,428        311,954
Telecom Italia SpA ADR                                     2,947         90,178
Telefonica SA ADR                                          4,165        253,940
Vodafone Group PLC ADR                                    14,533        383,090
                                                                   ------------
                                                                      1,592,744
                                                                   ------------
Total Communications                                                  1,592,744
                                                                   ------------

Consumer, Cyclical (1.33%)
Auto Manufacturers (1.33%)
DaimlerChrysler AG                                         2,535        147,740
                                                                   ------------

                                                                   ------------
Total Consumer, Cyclical                                                147,740
                                                                   ------------

Consumer, Non-Cyclical (19.27%)
Beverages (1.49%)
Diageo PLC ADR                                             2,135        165,014
                                                                   ------------

Cosmetics / Personal Care (0.73%)
L'Oreal SA ADR                                             4,005         80,801
                                                                   ------------

Food (4.55%)
Nestle SA ADR                                              4,365        388,049
Unilever NV ADR                                            4,408        116,768
                                                                   ------------
                                                                        504,816
                                                                   ------------

Pharmaceuticals (12.52%)
AstraZeneca PLC ADR                                        4,198        243,022
GlaxoSmithKline PLC ADR                                    8,088        429,715
Novartis AG ADR                                            6,357        371,312
Roche Holding AG ADR                                       3,816        345,730
                                                                   ------------
                                                                      1,389,780
                                                                   ------------
Total Consumer, Non-Cyclical                                          2,140,411
                                                                   ------------

Energy (16.57%)
Oil & Gas (16.57%)
BP PLC ADR                                                 7,276        495,350
ENI SpA ADR                                                4,132        272,381
Royal Dutch Shell PLC ADR                                  3,235        232,532
Royal Dutch Shell PLC ADR                                  5,320        377,880
Total SA ADR                                               6,458        461,489
                                                                   ------------
                                                                      1,839,632
                                                                   ------------
Total Energy                                                          1,839,632
                                                                   ------------

Financial (3.25%)
Banks (2.47%)
ABN AMRO Holding NV ADR                                    5,465        164,497
Banco Bilbao Vizcaya Argentaria SA ADR                     9,179        221,673
Banco Santander Central Hispano SA ADR                    16,958        309,992
Barclays PLC ADR                                           7,651        413,613
BNP Paribas ADR                                            4,752        256,214
Credit Suisse Group ADR                                    3,153        208,634
Deutsche Bank AG                                           1,596        206,459
HSBC Holdings PLC ADR                                      4,793        445,749
Lloyds TSB Group PLC ADR                                   3,755        160,526
UBS AG                                                     5,950        358,309
                                                                   ------------
                                                                      2,745,665
                                                                   ------------

Insurance (7.75%)
Aegon NV ADR                                               2,989         54,280
Allianz SE ADR                                            10,957        214,209
AXA SA ADR                                                 4,384        166,680
ING Groep NV ADR                                           5,432        232,435
Prudential PLC ADR                                         2,089         55,066
Royal & Sun Alliance Insurance Group ADR*                  1,727         23,625
Swiss Reinsurance ADR                                        960         82,080
Zurich Financial Services AG ADR                           1,265         32,700
                                                                   ------------
                                                                        861,076
                                                                   ------------
Total Financial                                                       3,606,741
                                                                   ------------

Industrial (3.08%)
Electronics (1.07%)
Koninklijke Philips Electronics NV ADR                     3,184        118,827
                                                                   ------------

Misc. Manufacturing (2.01%)
Siemens AG ADR                                             2,335        222,876
                                                                   ------------

                                                                   ------------
Total Industrial                                                        341,703
                                                                   ------------

Technology (1.11%)
Software (1.11%)
SAP AG ADR                                                 2,367        123,605
                                                                   ------------

                                                                   ------------
Total Technology                                                        123,605
                                                                   ------------

Utilities (3.65%)
Electric (2.25%)
E.ON AG ADR                                                5,835        250,322
                                                                   ------------

Water (1.40%)
Suez SA ADR                                                3,237        155,344
                                                                   ------------

                                                                   ------------
Total Utilities                                                         405,665
                                                                   ------------

                                                                   ------------
Total Common Stock (Cost $7,752,261)                                 10,567,799
                                                                   ------------

Short-Term Investments (4.49%)                         Par Value
United States Treasury Bill 01/18/2007                   100,000         99,336
United States Treasury Bill 12/14/2006                   400,000        399,258
                                                                   ------------
Total Short-Term Investments (Cost $498,594)                            498,594
                                                                   ------------

Total Investments (Cost $8,250,855) (a) (99.65%)                     11,066,393
Net Other Assets (0.35%)                                                 38,473
                                                                   ------------
Net Assets (100%)                                                  $ 11,104,866
                                                                   ------------

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $8,250,855. At 11/30/2006, unrealized appreciation (depreciation) of securities is as follows:
Cost of Investments
Unrealized Appreciation                                            $  3,108,287
Unrealized (Depreciation)                                              (292,748)
                                                                   ------------
                                                                   $  2,815,538
                                                                   ------------

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Company Name


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 29, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 29, 2007


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date January 29, 2007